UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 through June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-I-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Core Bond Series - Class I ticker: EXCIX

This semi-annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$669,787,765
Number of Holdings	196
Portfolio Turnover (for the six months ended 6/30/25)	19%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-S-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Core Bond Series - Class S ticker: EXCRX

This semi-annual shareholder report contains important information about Class S of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$33	0.66%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$669,787,765
Number of Holdings	196
Portfolio Turnover (for the six months ended 6/30/25)	19%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-W-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Core Bond Series - Class W ticker: MCBWX

This semi-annual shareholder report contains important information about Class W of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$3	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$669,787,765
Number of Holdings	196
Portfolio Turnover (for the six months ended 6/30/25)	19%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-Z-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Core Bond Series - Class Z ticker: MCBZX

This semi-annual shareholder report contains important information about Class Z of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$15	0.30%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$669,787,765
Number of Holdings	196
Portfolio Turnover (for the six months ended 6/30/25)	19%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-I-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Unconstrained Bond Series - Class I ticker: MNCPX

This semi-annual shareholder report contains important information about Class I of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$827,197,613
Number of Holdings	206
Portfolio Turnover (for the six months ended 6/30/25)	29%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-S-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Unconstrained Bond Series - Class S ticker: EXCPX

This semi-annual shareholder report contains important information about Class S of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$37	0.74%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$827,197,613
Number of Holdings	206
Portfolio Turnover (for the six months ended 6/30/25)	29%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-W-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Unconstrained Bond Series - Class W ticker: MUBWX

This semi-annual shareholder report contains important information about Class W of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$3	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$827,197,613
Number of Holdings	206
Portfolio Turnover (for the six months ended 6/30/25)	29%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-I-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report High Yield Bond Series - Class I ticker: MNHAX

This semi-annual shareholder report contains important information about Class I of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,380,545,662
Number of Holdings	94
Portfolio Turnover (for the six months ended 6/30/25)	52%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-S-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report High Yield Bond Series - Class S ticker: MNHYX

This semi-annual shareholder report contains important information about Class S of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class S	$44	0.88%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,380,545,662
Number of Holdings	94
Portfolio Turnover (for the six months ended 6/30/25)	52%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-W-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report High Yield Bond Series - Class W ticker: MHYWX

This semi-annual shareholder report contains important information about Class W of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,380,545,662
Number of Holdings	94
Portfolio Turnover (for the six months ended 6/30/25)	52%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-Z-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report High Yield Bond Series - Class Z ticker: MHYZX

This semi-annual shareholder report contains important information about Class Z of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$24	0.47%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$1,380,545,662
Number of Holdings	94
Portfolio Turnover (for the six months ended 6/30/25)	52%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Diversified Tax Exempt Series Tailored Shareholder Report MNDTE-A-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Diversified Tax Exempt Series - Class A ticker: EXDVX

This semi-annual shareholder report contains important information about Class A of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.50%

Expenses are equal to Class A shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$220,659,013
Number of Holdings	158
Portfolio Turnover (for the six months ended 6/30/25)	19%

Top Ten States (% of total investments)

New York, 11.5%
Wisconsin, 8.2%
Texas, 7.0%
Washington, 6.3%
Florida, 5.3%
Pennsylvania, 4.2%
Tennessee, 4.0%
Illinois, 4.0%
District of Columbia, 3.5%
Ohio, 3.0%

What did the Fund invest in?

(as of June 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.9
Revenue Bonds	37.1
General Obligation Bonds	54.4
Exchange-Traded Fund	2.0
U.S. Treasury Notes	3.6
Commercial Mortgage-Backed Securities	1.0

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

How has the Fund changed?

This is a summary of certain changes to the Series since December 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466‑3863.

Effective March 1, 2025, Diversified Tax Exempt Series' management fee was reduced from 0.50% to 0.30%. Additionally, the Advisor has contractually agreed to limit its fees and reimburse expenses as necessary to ensure that direct annual fund operating expenses for Class A do not exceed 0.60% of average daily net assets.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Diversified Tax Exempt Series Tailored Shareholder Report MNDTE-W-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Diversified Tax Exempt Series - Class W ticker: MNDWX

This semi-annual shareholder report contains important information about Class W of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$7	0.14%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$220,659,013
Number of Holdings	158
Portfolio Turnover (for the six months ended 6/30/25)	19%

Top Ten States (% of total investments)

What did the Fund invest in?

(as of June 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.9
Revenue Bonds	37.1
General Obligation Bonds	54.4
Exchange-Traded Fund	2.0
U.S. Treasury Notes	3.6
Commercial Mortgage-Backed Securities	1.0

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

How has the Fund changed?

This is a summary of certain changes to the Series since December 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466‑3863.

Effective March 1, 2025, Diversified Tax Exempt Series' management fee was reduced from 0.50% to 0.30%. The Advisor continues to contractually waive the management fee for Class W shares. Additionally, the Advisor has contractually agreed to limit its fees and reimburse expenses as necessary to ensure that direct annual fund operating expenses of Class W do not exceed 0.30% of average daily net assets.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-I-6/25-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

SEMi-annual shareholder report Callodine Equity Income Series - Class I ticker: CEIIX

This semi-annual shareholder report contains important information about Class I of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.95%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$189,034,913
Number of Holdings	32
Portfolio Turnover (for the six months ended 6/30/25)	26%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of June 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.5
Common Stocks	98.5

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-S-6/25-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

SEMi-annual shareholder report Callodine Equity Income Series - Class S ticker: CEISX

This semi-annual shareholder report contains important information about Class S of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$57	1.16%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$189,034,913
Number of Holdings	32
Portfolio Turnover (for the six months ended 6/30/25)	26%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of June 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.5
Common Stocks	98.5

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-Z-6/25-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc.(MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares.Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

SEMi-annual shareholder report Callodine Equity Income Series - Class Z ticker: CEIZX

This semi-annual shareholder report contains important information about Class Z of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$40	0.80%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$189,034,913
Number of Holdings	32
Portfolio Turnover (for the six months ended 6/30/25)	26%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of June 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.5
Common Stocks	98.5

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-I-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Credit Series - Class I ticker: MCDIX

This semi-annual shareholder report contains important information about Class I of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$306,918,759
Number of Holdings	157
Portfolio Turnover (for the six months ended 6/30/25)	14%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-S-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Credit Series - Class S ticker: MCDSX

This semi-annual shareholder report contains important information about Class S of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$33	0.66%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$306,918,759
Number of Holdings	157
Portfolio Turnover (for the six months ended 6/30/25)	14%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-W-6/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Credit Series - Class W ticker: MCDWX

This semi-annual shareholder report contains important information about Class W of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2025)

Net Assets	$306,918,759
Number of Holdings	157
Portfolio Turnover (for the six months ended 6/30/25)	14%

Sector Allocation (% of net assets)

(as of June 30, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

www.manning-napier.com

Manning & Napier Fund, Inc.

Core Bond Series

Core Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 22.7%

Non-Convertible Corporate Bonds- 22.7%
Communication Services - 1.5%
Entertainment - 1.0%
The Walt Disney Co., 6.65%, 11/15/2037	2,620,000	$2,999,121
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	3,570,000	3,318,478
		6,317,599
Interactive Media & Services - 0.5%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	3,520,000	3,484,457

Total Communication Services		9,802,056

Consumer Discretionary - 1.7%
Broadline Retail - 1.1%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	8,325,000	7,348,579
Household Durables - 0.5%
DR Horton, Inc., 4.85%, 10/15/2030	3,260,000	3,288,218
Specialty Retail - 0.1%
Ross Stores, Inc., 1.875%, 4/15/2031	1,080,000	925,397

Total Consumer Discretionary		11,562,194

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,905,000	5,264,159
Energy Transfer LP
7.375%, 2/1/2031[2]	3,395,000	3,558,425
6.50%, 2/1/2042	5,125,000	5,322,327
Kinder Morgan, Inc., 4.80%, 2/1/2033	2,620,000	2,581,240

Total Energy		16,726,151

Financials - 11.2%
Banks - 7.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	5,580,000	5,009,515
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	5,170,000	5,022,927
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[3]	3,330,000	3,335,559
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[3]	3,465,000	3,611,931
Huntington Bancshares, Inc., 2.55%, 2/4/2030	3,660,000	3,348,990
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	8,300,000	8,281,122
KeyBank NA, 5.85%, 11/15/2027	3,190,000	3,292,163

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	4,870,000	$4,933,675
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	5,510,000	5,125,867
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	4,920,000	4,951,151
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[3]	5,260,000	5,375,653
		52,288,553
Capital Markets - 1.0%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	4,700,000	4,912,790
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,3,4]	1,750,000	1,694,334
		6,607,124
Consumer Finance - 1.1%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[3]	6,435,000	7,269,525

Insurance - 1.3%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	1,775,000	1,803,105
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	1,610,000	1,641,121
New York Life Global Funding, 4.70%, 1/29/2029[2]	1,620,000	1,643,229
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	3,420,000	3,596,507
		8,683,962
Total Financials		74,849,164

Industrials - 1.2%
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[3]	1,550,000	1,551,455

Trading Companies & Distributors - 1.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,490,000	3,325,253
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	3,370,000	3,317,015
		6,642,268
Total Industrials		8,193,723

The accompanying notes are an integral part of the financial statements.

1

Core Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	3,634,557	$3,589,268

Real Estate - 2.5%
Retail REITs - 0.8%
Simon Property Group LP,
2.25%, 1/15/2032	3,720,000	3,210,120
2.65%, 2/1/2032	2,348,000	2,069,236
		5,279,356
Specialized REITs - 1.7%
Safehold GL Holdings LLC, 6.10%, 4/1/2034	3,286,000	3,425,632
SBA Tower Trust,
6.599%, 1/15/2028[2]	5,225,000	5,369,093
4.831%, 10/15/2029[2]	2,730,000	2,732,416
		11,527,141
Total Real Estate		16,806,497

Utilities - 1.6%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	3,355,000	3,587,729

Independent Power and Renewable Electricity Producers - 1.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	6,750,000	7,151,575

Total Utilities		10,739,304
TOTAL CORPORATE BONDS (Identified Cost $150,137,764)		152,268,357
ASSET-BACKED SECURITIES - 11.1%
ALLO Issuer LLC, Series 2024-1A, Class A2, 5.94%, 7/20/2054[2]	1,250,000	1,269,941
Amur Equipment Finance Receivables XIV LLC,
Series 2024-2A, Class A2, 5.19%, 7/21/2031[2]	4,047,267	4,084,632
Series 2024-2A, Class B, 5.20%, 7/21/2031[2]	3,444,000	3,503,928
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	2,788,758	2,835,487
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,484,096	1,468,434
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,658,708	1,557,931
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[2]	3,250,000	3,290,536
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	940,000	996,000

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	289,019	$264,979
Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	2,250,000	2,254,541
CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	241,935	237,515
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,347,603
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	1,175,502
ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.455%, 11/27/2073[2,5]	2,263,163	2,268,820
ExteNet Issuer LLC, Series 2024-1A, Class A2, 5.335%, 7/25/2054[2]	3,000,000	3,011,552
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,719,154
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,146,840	963,304
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,610,233
Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, 10/15/2072[2]	5,819,382	5,971,256
Oxford Finance Credit Fund III LP, Series 2025-A, Class A2, 5.878%, 8/14/2034[2]	2,700,000	2,711,475
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,560,509	1,552,509
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,329,721	2,337,399
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	714,613	708,798
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	947,209	966,870
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	761,553	767,668
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 4.755%, 12/15/2039[5]	5,029,292	4,826,600
SMB Private Education Loan Trust,
Series 2021-A, Class A2A1, (1 mo. U.S. Secured Overnight Financing Rate + 0.844%), 5.156%, 1/15/2053[2,5]	3,705,490	3,683,171
Series 2024-D, Class A1A, 5.38%, 7/15/2053[2]	4,887,186	4,982,674
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	3,025,538	2,905,954

The accompanying notes are an integral part of the financial statements.

2

Core Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50%, 8/17/2041[2]	5,483,575	$5,439,033
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	1,950,000	1,938,770

TOTAL ASSET-BACKED SECURITIES (Identified Cost $74,448,637)		74,652,269

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.6%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	1,137,470	1,092,094
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	9,901	9,348
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,6]	757,691	617,002
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,6]	154,986	142,544
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,6]	157,106	142,379
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	46,250	41,161
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,6]	27,930	24,411
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,6]	4,289,881	3,730,723
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,428,542	1,258,224
Series 2018-31, Class KP, 3.50%, 7/25/2047	7,789	7,689
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,034,184	879,697
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,158,731	1,143,957
Freddie Mac REMICS,
Series 5189, Class CP, 2.50%, 6/25/2049	1,160,911	1,010,965
Series 5501, Class JL, 3.50%, 6/25/2048	3,275,085	2,618,257
Government National Mortgage Association,
Series 2017-54, Class AH, 2.60%, 12/16/2056	45,223	41,788
Series 2024-64, Class BQ, 5.00%, 4/20/2054	4,243,330	4,235,983
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	420,902	357,308

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Corp. Trust, (continued)
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,5]	1,446,120	$1,340,388
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	1,037,750	919,641
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	1,031,148	913,702
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	1,188,996	1,013,897
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,6]	16,176	15,855
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,6]	13,320	11,948
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,6]	1,570,928	1,220,227
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A3, 4.446%, 1/25/2063[2,6]	1,906,972	1,826,182
Series 2025-1, Class A3, 3.700%, 1/25/2063[2,6]	2,480,000	2,221,805
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,6]	75,029	72,784
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,6]	35,437	34,109
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,6]	65,762	63,794
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,6]	59,213	56,730
OBX Trust,
Series 2020-EXP1, Class B21A, 4.917%, 2/25/2060[2,6]	7,868,739	7,768,122
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,6]	1,158,991	983,829
Series 2022-NQM2, Class A1A, 2.783%, 1/25/2062[2,7]	2,715,030	2,587,223
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,7]	1,143,103	1,146,827
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.325%, 7/25/2029 (Acquired 07/24/2023, cost $2,345,863)[5,8]	2,345,863	2,345,596
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,6]	547,073	503,698
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	1,357,655	1,159,101
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	2,309,923	1,866,406
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	1,427,567	1,160,620

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%, 4/25/2043[6]	1,249,063	$1,082,689
Series 2013-6, Class A2, 3.00%, 5/25/2043[6]	346,480	312,282
Series 2013-7, Class A2, 3.00%, 6/25/2043[6]	26,182	23,611
Series 2013-8, Class A1, 3.00%, 6/25/2043[6]	70,946	64,163
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,6]	341,690	325,685
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.434%, 10/25/2048[2,5]	49,791	49,823
Verus Securitization Trust, Series 2024-R1, Class A2, 5.47%, 9/25/2069[2,7]	2,166,427	2,164,942
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,6]	13,154	12,213
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,6]	380,169	348,365

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $53,319,710)		50,969,787

MUNICIPAL BONDS - 0.1%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $600,000)	600,000	561,521

U.S. TREASURY SECURITIES - 39.3%

U.S. Treasury Bonds - 17.2%
U.S. Treasury Bond
2.375%, 2/15/2042	46,598,000	33,929,169
3.00%, 5/15/2047	63,195,000	47,376,502
3.625%, 2/15/2053	41,411,000	33,866,433

Total U.S. Treasury Bonds (Identified Cost $119,459,374)		115,172,104

U.S. Treasury Notes - 22.1%
U.S. Treasury Note
2.25%, 11/15/2027	13,316,000	12,874,907
3.125%, 11/15/2028	20,083,000	19,706,444
1.75%, 11/15/2029	21,532,000	19,824,580
0.875%, 11/15/2030	24,275,000	20,812,020
1.375%, 11/15/2031	20,702,000	17,714,766
4.125%, 11/15/2032	20,328,000	20,470,931
4.50%, 11/15/2033	19,501,000	20,037,277

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
4.25%, 11/15/2034	16,637,000	$16,699,389

Total U.S. Treasury Notes (Identified Cost $145,996,061)		148,140,314
TOTAL U.S. TREASURY SECURITIES (Identified Cost $265,455,435)		263,312,418

U.S. GOVERNMENT AGENCIES - 17.6%

Mortgage-Backed Securities - 17.6%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033	60,602	60,055
Pool #MA1834, UMBS, 4.50%, 2/1/2034	20,526	20,563
Pool #FM1158, UMBS, 3.50%, 6/1/2034	252,171	245,004
Pool #MA2587, UMBS, 3.50%, 4/1/2036	143,106	138,289
Pool #995876, UMBS, 6.00%, 11/1/2038	41,202	43,233
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,146,677	1,920,057
Pool #AI5172, UMBS, 4.00%, 8/1/2041	29,666	28,757
Pool #AH3858, UMBS, 4.50%, 8/1/2041	122,843	121,957
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,661,951	1,569,468
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,245,039	2,156,020
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,644,779	3,672,229
Pool #AL7729, UMBS, 4.00%, 6/1/2043	36,814	35,686
Pool #AX1685, UMBS, 3.50%, 11/1/2044	318,322	296,781
Pool #AS4103, UMBS, 4.50%, 12/1/2044	108,070	106,548
Pool #AY8604, UMBS, 3.50%, 4/1/2045	53,792	49,779
Pool #BC6764, UMBS, 3.50%, 4/1/2046	23,695	21,817
Pool #BC8677, UMBS, 4.00%, 5/1/2046	18,448	17,545
Pool #AS8522, UMBS, 3.00%, 12/1/2046	7,560,380	6,593,439
Pool #BD1191, UMBS, 3.50%, 1/1/2047	146,005	134,435
Pool #BE7845, UMBS, 4.50%, 2/1/2047	27,685	27,051
Pool #FS8139, UMBS, 2.00%, 4/1/2047	11,212,138	8,933,098
Pool #MA3007, UMBS, 3.00%, 4/1/2047	568,893	503,985

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FM2232, UMBS, 4.00%, 6/1/2048	81,232	$76,881
Pool #AL8674, 5.628%, 1/1/2049	178,894	185,469
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,245,568	2,059,829
Pool #FS9332, UMBS, 3.00%, 3/1/2050	6,155,021	5,470,968
Pool #CA5518, UMBS, 3.00%, 4/1/2050	3,930,498	3,464,058
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,817,588	3,334,137
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,410,964	2,126,326
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,545,848	3,343,903
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,151,779	1,885,270
Pool #FS4925, UMBS, 3.50%, 4/1/2052	2,820,917	2,570,620
Pool #FS7251, UMBS, 3.00%, 5/1/2052	9,179,239	8,022,317
Pool #MA4656, UMBS, 4.50%, 7/1/2052	4,026,367	3,863,627
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,920,615	2,933,846
Pool #FS9453, UMBS, 4.50%, 8/1/2053	3,771,554	3,624,173
Pool #FS7999, UMBS, 5.50%, 4/1/2054	16,654,665	16,757,358
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	29,029	29,196
Pool #C91746, 4.50%, 12/1/2033	23,844	23,927
Pool #C91771, 4.50%, 6/1/2034	34,094	34,195
Pool #C91780, 4.50%, 7/1/2034	33,359	33,460
Pool #QN0349, UMBS, 3.00%, 8/1/2034	235,914	226,194
Pool #C91832, 3.50%, 6/1/2035	151,828	147,280
Pool #G08268, 5.00%, 5/1/2038	220,944	224,629

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G05900, 6.00%, 3/1/2040	14,597	$15,335
Pool #A92889, 4.50%, 7/1/2040	88,616	88,446
Pool #A93451, 4.50%, 8/1/2040	246,842	246,369
Pool #G60513, 5.00%, 7/1/2041	199,141	202,393
Pool #G60071, 4.50%, 7/1/2042	83,346	83,187
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,872,572	2,763,869
Pool #Q17513, 3.50%, 4/1/2043	52,242	49,061
Pool #Q37857, 4.00%, 12/1/2045	182,599	174,135
Pool #G60855, 4.50%, 12/1/2045	77,353	76,365
Pool #Q38388, 4.00%, 1/1/2046	168,920	161,181
Pool #Q47544, 4.00%, 3/1/2047	190,289	180,722
Pool #Q47130, 4.50%, 4/1/2047	24,004	23,377
Pool #G08786, 4.50%, 10/1/2047	53,992	52,579
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,390,871	2,097,737
Pool #SD1129, UMBS, 4.00%, 8/1/2051	1,969,548	1,857,377
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,284,307	3,303,582
Pool #SD8276, UMBS, 5.00%, 12/1/2052	6,258,370	6,169,972
Pool #QG6308, UMBS, 6.00%, 7/1/2053	1,926,068	1,975,716
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	2,973,784	2,937,225
Pool #SD4235, UMBS, 6.00%, 11/1/2053	1,386,515	1,419,268
Pool #SD5413, UMBS, 5.00%, 5/1/2054	6,619,509	6,521,841

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $117,932,509)		117,533,196

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[9]
(Identified Cost $6,053,326)	6,053,326	6,053,326

TOTAL INVESTMENTS - 99.3% (Identified Cost $667,947,381)		665,350,874
OTHER ASSETS, LESS LIABILITIES - 0.7%		4,436,891
NET ASSETS - 100%		$669,787,765

REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2025 was $146,486,279, which represented 21.9% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2025.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of June 30, 2025.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2025.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2025.

8Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2025 was $2,345,596, or 0.4% of the Series’ Net Assets.

9Rate shown is the current yield as of June 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

ASSETS:

Investments, at value (identified cost $667,947,381) (Note 2)	$665,350,874
Receivable from Advisor[1]	8,757
Interest receivable	4,191,974
Receivable for fund shares sold	376,226
Dividends receivable	24,075
Prepaid expenses	12,407

TOTAL ASSETS	669,964,313

LIABILITIES:

Accrued fund accounting and administration fees[1]	34,141
Accrued sub-transfer agent fees[1]	2,588
Accrued Chief Compliance Officer service fees[1]	1,648
Directors’ fees payable[1]	825
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	549
Payable for fund shares repurchased	92,226
Professional fees payable	26,180
Accrued printing and postage fees payable	9,815
Other payables and accrued expenses	8,576

TOTAL LIABILITIES	176,548

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$669,787,765

NET ASSETS CONSIST OF:

Capital stock	$722,702
Additional paid-in-capital	720,423,117
Total distributable earnings (loss)	(51,358,054)

TOTAL NET ASSETS	$669,787,765

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($2,649,209/285,898 shares)	$9.27
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($5,032,669/544,136 shares)	$9.25
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($643,693,187/69,448,707 shares)	$9.27
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($18,412,700/1,991,464 shares)	$9.25

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Statement of Operations
For the Six Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME:

Interest	$15,877,034
Dividends	123,682

Total Investment Income	16,000,716

EXPENSES:

Management fees (Note 3)	824,185
Fund accounting and administration fees (Note 3)	73,724
Directors’ fees (Note 3)	43,221
Chief Compliance Officer service fees (Note 3)	4,384
Sub-transfer agent fees (Note 3)	4,115
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	3,860
Custodian fees	11,455
Recoupment of past waived and/or reimbursed fees (Note 3)	232
Miscellaneous	123,084

Total Expenses	1,088,260
Less reduction of expenses (Note 3)	(875,819)

Net Expenses	212,441

NET INVESTMENT INCOME	15,788,275

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(515,474)

Net change in unrealized appreciation (depreciation) on investments	12,685,897

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	12,170,423

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,958,698

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/25 (UNAUDITED)	FOR THE YEAR ENDED 12/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$15,788,275	$23,730,184
Net realized gain (loss) on investments	(515,474)	(6,064,623)
Net change in unrealized appreciation (depreciation) on investments	12,685,897	(5,323,436)

Net increase (decrease) from operations	27,958,698	12,342,125

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(60,505)	(126,269)
Class I	(106,575)	(285,912)
Class W	(14,626,218)	(22,160,802)
Class Z	(410,120)	(1,039,246)

Total distributions to shareholders	(15,203,418)	(23,612,229)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(4,715,828)	347,101,404

Net increase (decrease) in net assets	8,039,452	335,831,300

NET ASSETS:

Beginning of period	661,748,313	325,917,013

End of period	$669,787,765	$661,748,313

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.09	$9.34	$9.18	$10.82	$11.28	$10.92
Income (loss) from investment operations:
Net investment income[1]	0.19	0.37	0.32	0.19	0.12	0.16
Net realized and unrealized gain (loss) on investments	0.18	(0.27)	0.18	(1.62)	(0.33)	0.78
Total from investment operations	0.37	0.10	0.50	(1.43)	(0.21)	0.94
Less distributions to shareholders:
From net investment income	(0.19)	(0.35)	(0.32)	(0.21)	(0.12)	(0.16)
From net realized gain on investments	—	—	—	—	(0.13)	(0.42)
From return of capital	—	—	(0.02)	—	—	—
Total distributions to shareholders	(0.19)	(0.35)	(0.34)	(0.21)	(0.25)	(0.58)
Net asset value - End of period	$9.27	$9.09	$9.34	$9.18	$10.82	$11.28
Net assets - End of period (000’s omitted)	$2,649	$3,352	$2,536	$1,967	$4,185	$5,760
Total return[2]	4.07%	1.06%	5.58%	(13.30% )	(1.89% )	8.67%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.66% [3]	0.70%	0.67%	0.70%	0.65%	0.64%
Net investment income	4.19% [3]	3.97%	3.44%	1.88%	1.07%	1.38%
Series portfolio turnover	19%	55%	73%	101%	69%	110%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.34%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Financial Highlights - Class I1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.08	$9.36	$9.24	$10.90	$11.38	$11.06
Income (loss) from investment operations:
Net investment income[2]	0.20	0.38	0.34	0.22	0.14	0.19
Net realized and unrealized gain (loss) on investments	0.17	(0.26)	0.17	(1.63)	(0.33)	0.79
Total from investment operations	0.37	0.12	0.51	(1.41)	(0.19)	0.98
Less distributions to shareholders:
From net investment income	(0.20)	(0.40)	(0.37)	(0.25)	(0.15)	(0.20)
From net realized gain on investments	—	—	—	—	(0.14)	(0.46)
From return of capital	—	—	(0.02)	—	—	—
Total distributions to shareholders	(0.20)	(0.40)	(0.39)	(0.25)	(0.29)	(0.66)
Net asset value - End of period	$9.25	$9.08	$9.36	$9.24	$10.90	$11.38
Net assets - End of period (000’s omitted)	$5,033	$5,225	$11,183	$4,303	$6,621	$4,387
Total return[3]	4.06%	1.31%	5.75%	(13.01% )	(1.65% )	8.93%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45% [4,5]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.40% [4]	4.15%	3.75%	2.27%	1.29%	1.67%
Series portfolio turnover	19%	55%	73%	101%	69%	110%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.01%	0.03%	0.04%	0.02%	0.01%

1Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have 0.44%.

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.09	$9.34	$9.18	$10.82	$11.27	$10.90
Income (loss) from investment operations:
Net investment income[1]	0.22	0.43	0.37	0.26	0.19	0.22
Net realized and unrealized gain (loss) on investments	0.17	(0.27)	0.18	(1.64)	(0.33)	0.78
Total from investment operations	0.39	0.16	0.55	(1.38)	(0.14)	1.00
Less distributions to shareholders:
From net investment income	(0.21)	(0.41)	(0.37)	(0.26)	(0.18)	(0.21)
From net realized gain on investments	—	—	—	—	(0.13)	(0.42)
From return of capital	—	—	(0.02)	—	—	—
Total distributions to shareholders	(0.21)	(0.41)	(0.39)	(0.26)	(0.31)	(0.63)
Net asset value - End of period	$9.27	$9.09	$9.34	$9.18	$10.82	$11.27
Net assets - End of period (000’s omitted)	$643,693	$634,412	$287,175	$275,472	$344,304	$321,288
Total return[2]	4.34%	1.78%	6.15%	(12.76% )	(1.25% )	9.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05% [3]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.80% [3]	4.63%	4.03%	2.68%	1.68%	1.97%
Series portfolio turnover	19%	55%	73%	101%	69%	110%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.28%	[3]	0.29%	0.33%	0.32%	0.30%	0.32%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Financial Highlights - Class Z1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.07	$9.34	$9.22	$10.88	$11.36	$11.05
Income (loss) from investment operations:
Net investment income[2]	0.21	0.40	0.35	0.24	0.16	0.20
Net realized and unrealized gain (loss) on investments	0.17	(0.26)	0.17	(1.64)	(0.34)	0.78
Total from investment operations	0.38	0.14	0.52	(1.40)	(0.18)	0.98
Less distributions to shareholders:
From net investment income	(0.20)	(0.41)	(0.38)	(0.26)	(0.16)	(0.21)
From net realized gain on investments	—	—	—	—	(0.14)	(0.46)
From return of capital	—	—	(0.02)	—	—	—
Total distributions to shareholders	(0.20)	(0.41)	(0.40)	(0.26)	(0.30)	(0.67)
Net asset value - End of period	$9.25	$9.07	$9.34	$9.22	$10.88	$11.36
Net assets - End of period (000’s omitted)	$18,413	$18,759	$25,023	$22,480	$25,281	$20,266
Total return[3]	4.23%	1.52%	5.85%	(12.86% )	(1.53% )	9.02%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30% [4]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.55% [4]	4.35%	3.78%	2.46%	1.43%	1.75%
Series portfolio turnover	19%	55%	73%	101%	69%	110%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.03%	[4]	0.04%	0.08%	0.07%	0.05%	0.07%

1Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2025, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Core Bond Series Class I common stock, 125 million have been designated as Core Bond Series Class S common stock, 150 million have been designated as Core Bond Series Class W common stock and Core Bond Series Class Z common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

On September 6, 2024, a Reverse Stock Split, approved by the Fund’s Board of Directors (the “Board”), was executed for Classes I and Z of the Series after the close of trading. Shareholders who owned Classes I and Z shares of the Series received a proportional number of Classes I and Z shares of the Series. All share and per share amounts and disclosures in the financial statements and footnotes reflect the reverse stock split. Following the Reverse Stock Split, the total dollar value of a shareholder’s investment in the Series remained unchanged and each shareholder owned the same percentage (by value) of the Series as the shareholder did immediately prior to the Reverse Stock Split.

Reverse Stock Split Ratios for the impacted Classes are as follows:

CLASS	REVERSE STOCK SPLIT RATIO (old to new)
Class I	1 : 0.907366
Class Z	1 : 0.910714

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices

14

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments

15

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$380,845,614	$—	$380,845,614	$—
States and political subdivisions (municipals)	561,521	—	561,521	—
Corporate debt:
Communication Services	9,802,056	—	9,802,056	—
Consumer Discretionary	11,562,194	—	11,562,194	—
Energy	16,726,151	—	16,726,151	—
Financials	74,849,164	—	74,849,164	—
Industrials	8,193,723	—	8,193,723	—
Materials	3,589,268	—	3,589,268	—
Real Estate	16,806,497	—	16,806,497	—
Utilities	10,739,304	—	10,739,304	—
Asset-backed securities	74,652,269	—	74,652,269	—
Commercial mortgage-backed securities	50,969,787	—	50,969,787	—
Short-Term Investment	6,053,326	6,053,326	—	—
Total assets	$665,350,874	$6,053,326	$659,297,548	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or June 30, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s

16

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

17

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2025.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2025.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

December 31, 2021 through December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2025, the sub-transfer agency expenses incurred by Class S and Class I were $1,277 and $2,838, respectively.

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.45% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.30% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $790,771 in management fees for Class W shares for the six months ended June 30, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $82,608 and $2,440 for Class W and Class Z shares respectively, for the six months ended June 30, 2025. These amounts are included as a reduction of expenses on the Statement of Operations.

For the six months ended June 30, 2025, the Advisor recouped the following waiver and/or reimbursement previously recorded by the Series:

CLASS	RECOUPED AMOUNT
Class I	$ 232

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

As of June 30, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2025	2026	2027	2028	TOTAL
Class I	$2,268	$2,309	$577	$—	$5,154
Class W	191,639	213,874	174,693	82,608	662,814
Class Z	14,696	18,464	8,453	2,440	44,053

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $29,919,826 and $27,805,909, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $96,599,059 and $109,476,459, respectively.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Core Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	34,036	$314,654	224,952	$2,071,657
Reinvested	6,541	60,198	13,633	125,715
Repurchased	(123,238)	(1,135,600)	(141,633)	(1,306,516)
Total	(82,661)	$(760,748)	96,952	$890,856

CLASS I	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES[1]	AMOUNT
Sold	69,348	$634,656	263,727	$2,453,525
Reinvested	11,599	106,575	31,142	285,911
Repurchased	(112,528)	(1,036,519)	(914,979)	(8,291,778)
Total	(31,581)	$(295,288)	(620,110)	$(5,552,342)

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,601,047	$32,976,329	47,278,163	$434,013,978
Reinvested	1,553,440	14,301,894	2,344,724	21,702,250
Repurchased	(5,474,658)	(50,239,862)	(10,585,224)	(98,237,419)
Total	(320,171)	$(2,961,639)	39,037,663	$357,478,809

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES[1]	AMOUNT
Sold	18,707	$172,306	101,608	$936,772
Reinvested	44,653	410,120	112,957	1,039,246
Repurchased	(139,760)	(1,280,579)	(823,596)	(7,691,937)
Total	(76,400)	$(698,153)	(609,031)	$(5,715,919)

[1]	Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

Approximately 96% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the six months ended June 30, 2025, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2025.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2024 were as follows:

Ordinary income	$23,612,229

At June 30, 2025, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$669,822,604
Unrealized appreciation	7,584,875
Unrealized depreciation	(12,056,605)
Net unrealized depreciation	$(4,471,730)

As of December 31, 2024, the Series had net short-term capital loss carryforwards of $15,710,518 and net long-term capital loss carryforwards of $31,342,735, which may be carried forward indefinitely.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

23

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

24

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

25

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

26

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual
5	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-06/25-SAR

27

www.manning-napier.com

Manning & Napier Fund, Inc.

Unconstrained Bond Series

Unconstrained Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES		VALUE (NOTE 2)

LOAN ASSIGNMENTS - 0.6%

WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 3.250%), 7.546%, 2/14/2031[2]
(Identified Cost $4,895,064)		4,937,500	$4,935,031

CORPORATE BONDS - 17.3%

Non-Convertible Corporate Bonds- 17.3%
Communication Services - 0.5%
Media - 0.5%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027		4,200,000	4,043,400

Consumer Discretionary - 0.7%
Broadline Retail - 0.2%
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 11.317%, 12/31/2025 (Acquired 04/22/2021, cost $2,818,941)[2,3]	SEK	23,750,000	1,398,379

Hotels, Restaurants & Leisure - 0.5%
Carnival Corp., 7.875%, 6/1/2027		800,000	840,946
SP Cruises Intermediate Ltd. (Bermuda), 11.50%, 3/14/2030[4]		4,000,000	3,745,206
			4,586,152
Total Consumer Discretionary			5,984,531

Energy - 1.9%
Energy Equipment & Services - 0.8%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[4]		3,560,976	3,216,371
Varel Energy Solutions, 12.25%, 4/7/2028		3,375,000	3,315,938
			6,532,309
Oil, Gas & Consumable Fuels - 1.1%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $7,284,415)[3]		7,937,297	6,905,448
New Fortress Energy, Inc., 8.75%, 3/15/2029[4]		4,195,000	1,250,679
NuStar Logistics LP, 5.625%, 4/28/2027		927,000	934,987
			9,091,114
Total Energy			15,623,423

Financials - 5.9%
Banks - 0.4%
Bank of America Corp., (3 mo. U.S. Secured Overnight Financing Rate + 1.022%), 5.340%, 9/15/2026[2]		3,561,000	3,560,192

Capital Markets - 1.5%
BGC Group, Inc., 4.375%, 12/15/2025		4,460,000	4,423,665
	PRINCIPAL AMOUNT1/ SHARES		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]		4,500,000	$4,428,004
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[4]		4,000,000	3,959,756
			12,811,425
Consumer Finance - 1.1%
Encore Capital Group, Inc., 8.50%, 5/15/2030[4]		4,000,000	4,290,962
SLM Corp., 6.50%, 1/31/2030		4,325,000	4,531,122
			8,822,084
Financial Services - 2.0%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028		1,200,000	1,245,848
Legres AB (Sweden) (3 mo. STIB + 9.000%), 11.35%, 12/30/2025 (Acquired 06/15/2023-06/28/2023, cost $3,048,944)[3]	SEK	32,500,000	3,091,672
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[4]		4,500,000	4,525,466
PHH Escrow Issuer LLC - PHH Corp., 9.875%, 11/1/2029[4]		2,000,000	2,001,082
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $1,375,000)[3]		1,375,000	1,161,844
Velocity Portfolio Group, Inc., 9.75%, 3/1/2033 (Acquired 02/07/2025, cost $4,000,000)[3]		4,000,000	4,347,888
			16,373,800
Insurance - 0.4%
F&G Annuities & Life, Inc., 6.50%, 6/4/2029		3,039,000	3,137,092

Mortgage Real Estate Investment Trusts (REITS) - 0.5%
ReadyCap Holdings LLC, 9.375%, 3/1/2028[4]		4,250,000	3,911,438
Total Financials			48,616,031

Industrials - 3.4%
Commearcial Services & Supplies - 0.5%
Cartiga LLC, 9.00%, 6/15/2026 (Acquired 06/14/2021, cost $4,000,000)[3]		4,000,000	4,026,457

Construction & Engineering - 0.2%
Moreld AS (Norway), 9.875%, 2/11/2030		1,400,000	1,383,306

Machinery - 0.3%
SLR Group GmbH (Germany) (3 mo. EURIBOR + 7.000%), 9.362%, 10/9/2027[2]	EUR	2,500,000	2,789,982

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine Transportation - 0.5%
Contships Logistics Corp. (Greece), 9.00%, 2/11/2030	4,500,000	$4,323,295

Passenger Airlines - 1.5%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]	1,341,080	1,345,525
American Airlines, Inc. - AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026[4]	7,000,000	6,999,589
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	2,287,374	2,237,690
Series 2019-2, Class B, 3.50%, 5/1/2028	2,128,918	2,003,468
		12,586,272
Trading Companies & Distributors - 0.4%
Airborne Capital USA LLC, 10.50%, 8/2/2029	4,000,000	3,471,162
Total Industrials		28,580,474

Materials - 1.1%
Metals & Mining - 1.1%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	4,050,000	4,200,197
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[4]	1,700,662	1,679,470
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[3,5]	5,870,000	59
Pembroke Olive Downs Pty Ltd. (Australia), 11.50%, 2/18/2030	3,385,000	3,300,797
Total Materials		9,180,523

Real Estate - 2.6%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%, 5/25/2026	4,320,000	4,212,573

Specialized REITs - 2.1%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021-07/08/2022, cost $4,218,250)[3]	4,345,000	4,342,170
SBA Tower Trust,
1.884%, 1/15/2026[4]	2,750,000	2,705,020
6.599%, 1/15/2028[4]	6,110,000	6,278,500
4.831%, 10/15/2029[4]	3,630,000	3,633,212
		16,958,902
Total Real Estate		21,171,475
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 1.2%
Electric Utilities - 1.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[4]	8,250,000	$8,822,285

Independent Power and Renewable Electricity Producers - 0.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[4]	1,105,000	1,170,740
Total Utilities		9,993,025

TOTAL CORPORATE BONDS (Identified Cost $153,296,928)		143,192,882

ASSET-BACKED SECURITIES - 24.8%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[4]	4,500,000	4,349,017
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[4]	4,400,000	4,461,182
Ally Auto Receivables Trust, Series 2024-1, Class A2, 5.32%, 1/15/2027	182,346	182,409
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.264%), 5.582%, 8/19/2038[2,4]	1,139,240	1,134,231
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[4]	3,288,842	3,343,951
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054[4]	6,000,000	5,887,596
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060[4]	3,687,753	3,648,282
Series 2020-1, Class B1, 2.28%, 7/15/2060[4]	1,798,904	1,779,920
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[4]	8,250,000	8,352,900
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[4]	2,380,000	2,521,787
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[4]	1,139,853	1,033,855
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[4]	1,252,416	1,148,241
CoreVest American Finance Trust,
Series 2019-3, Class A, 2.705%, 10/15/2052[4]	995,623	987,988
Series 2020-3, Class A, 1.358%, 8/15/2053[4]	322,579	316,686
Series 2020-4, Class A, 1.174%, 12/15/2052[4]	430,005	426,017
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[4]	5,200,000	5,086,474
Series 2023-1A, Class A2, 5.116%, 2/25/2053[4]	3,345,000	3,332,249

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[4]	5,000,000	$4,755,308
ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.455%, 11/27/2073[2,4]	4,028,430	4,038,500
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/2038[4]	686,363	669,071
Finance of America Structured Securities Trust, Series 2024-S2, Class A1, 3.50%, 4/25/2074[4,6]	4,114,282	3,976,991
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[4]	4,760,000	4,581,654
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.334%), 5.646%, 5/16/2038[2,4]	1,419,021	1,416,313
Golub Capital Partners ABS Funding, Series 2024-1A, Class A2, 6.885%, 1/25/2034 (Acquired 02/14/2024, cost $4,000,000)[3]	4,000,000	3,998,456
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[4]	2,389,250	2,006,883
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, (Cayman Islands), 5.375%, 9/15/2049[4]	7,122,500	7,120,244
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%, 11/20/2051[4]	3,500,000	3,364,709
Series 2024-1A, Class A2, 5.893%, 6/20/2054[4]	1,000,000	1,015,000
HTS Fund II LLC, Series 2025-1, Class A, 5.351%, 6/23/2045[4]	3,650,000	3,649,936
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.728%, 2/15/2039[2,4]	3,500,000	3,423,313
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048[4]	27,749	27,749
Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/2038[4]	5,000,000	4,964,986
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064[4]	3,994,267	4,007,363
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.624%), 4.930%, 6/25/2031[2]	1,989,365	1,950,314
Series 2015-BA, Class A3, (1 mo. U.S. Secured Overnight Financing Rate + 1.564%), 5.876%, 7/16/2040[2,4]	755,518	756,249
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Navient Private Education Loan Trust, (continued)
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.470%, 12/27/2066[2,4]	2,430,298	$2,413,428
Series 2020-1A, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.470%, 6/25/2069[2,4]	3,107,787	3,085,883
Series 2020-GA, Class A, 1.17%, 9/16/2069[4]	321,447	298,929
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[4]	3,331,571	2,966,416
Series 2021-A, Class A, 0.84%, 5/15/2069[4]	537,032	488,951
Series 2022-A, Class A, 2.23%, 7/15/2070[4]	2,453,226	2,245,293
Series 2023-BA, Class A1A, 6.48%, 3/15/2072[4]	395,259	403,972
Series 2023-BA, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.700%), 6.004%, 3/15/2072[2,4]	922,270	929,299
Oxford Finance Credit Fund III LP,
Series 2024-A, Class A2, 6.675%, 1/14/2032[4]	2,700,000	2,737,480
Series 2025-A, Class A2, 5.878%, 8/14/2034[4]	3,400,000	3,414,450
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[4]	2,738,251	2,724,214
Series 2023-1A, Class A2, 6.716%, 2/15/2031[4]	3,969,486	3,982,569
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[4]	846,530	839,643
Series 2022-1, Class A2, 7.25%, 10/15/2034[4]	1,756,993	1,775,499
Series 2023-1, Class A, 7.42%, 7/15/2035[4]	5,028,819	5,133,198
Series 2024-1, Class A, 6.95%, 2/15/2036[4]	2,486,060	2,506,022
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[4]	4,800,000	4,496,152
SLM Student Loan Trust,
Series 2008-3, Class A3, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.262%), 5.625%, 10/25/2021[2]	3,498,330	3,471,064
Series 2008-4, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.912%), 6.275%, 7/25/2022[2]	1,880,571	1,891,856
Series 2012-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.064%), 5.370%, 9/25/2028[2]	5,444,679	5,323,970

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, (continued)
Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.070%, 5/26/2026[2]	8,689,497	$8,398,657
SMB Private Education Loan Trust,
Series 2019-B, Class A2A, 2.84%, 6/15/2037[4]	1,097,002	1,067,962
Series 2024-D, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.100%), 5.403%, 7/15/2053[2,4]	4,682,813	4,683,166
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[4]	3,400,000	3,319,574
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[4]	372,501	356,652
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[4]	2,352,294	2,276,367
Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.436%, 6/25/2054[4]	4,000,000	4,036,089
Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038[4]	2,500,000	2,425,679
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30%, 11/17/2041[4]	2,991,925	2,948,918
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[4]	1,329,948	1,251,598
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[4]	1,679,621	1,557,125
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[4]	2,612,194	2,474,642
USQ Rail II LLC, Series 2021-3A, Class A, 2.21%, 6/28/2051[4]	5,103,868	4,843,275
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[4]	6,500,000	6,451,503
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[4]	4,000,000	3,976,963
TOTAL ASSET-BACKED SECURITIES (Identified Cost $207,212,480)		204,912,282

COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0%

BRAVO Residential Funding Trust, Series 2019-2, Class A3, 3.50%, 10/25/2044[4,7]	1,858,700	1,778,886
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[4,7]	2,274,941	2,184,187
Series 2024-RM8, Class A1, 4.50%, 5/25/2064[4]	3,677,750	3,591,594
Series 2025-RM11, Class A1, 4.75%, 5/25/2065[4,7]	2,992,915	2,911,371
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.803%, 7/15/2029[2,4]	5,100,000	5,098,947
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[4,7]	40,281	$38,034
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[4,7]	6,655,930	5,489,794
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[4,7]	97,295	85,037
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[4,7]	5,986,390	5,206,102
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	36,387	35,919
Finance of America Structured Securities Trust,
Series 2022-S6, Class A1, 3.00%, 7/25/2061[4]	4,050,730	3,999,082
Series 2025-S1, Class A1, 3.50%, 2/25/2075[4]	4,708,244	4,507,958
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.450%), 5.762%, 12/15/2039[2,4]	5,000,000	4,989,744
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.438%, 1/25/2030[7]	50,476,733	2,536,716
GCAT Trust,
Series 2022-NQM3, Class A1, 4.348%, 4/25/2067[4,7]	7,974,335	7,910,609
Series 2024-NQM1, Class A1, 6.007%, 1/25/2059[4,6]	3,301,279	3,306,489
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[4,7]	4,331,734	3,840,202
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[4,7]	2,749,729	2,436,538
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 5/28/2052[2,4]	3,989,404	3,695,544
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[4,7]	7,491,878	6,723,780
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.393%), 5.705%, 3/15/2042[2,4]	4,050,000	4,050,630
Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[4,6]	5,631,098	5,224,259
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067[4,6]	3,231,952	3,218,081
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067[4,6]	7,487,636	7,614,597
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[4,7]	133,451	130,804

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

J.P. Morgan Mortgage Trust, (continued)
Series 2021-1, Class A11, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.650%), 4.972%, 6/25/2051[2,4]	3,161,670	$2,935,568
Series 2021-4, Class A3B, 2.00%, 8/25/2051[4,7]	3,895,657	3,025,972
Series 2021-5, Class A4, 2.50%, 8/25/2051[4,7]	7,796,011	7,011,287
Series 2021-INV5, Class A3A, 2.50%, 12/25/2051[4,7]	2,620,615	2,339,041
Series 2021-LTV2, Class A1, 2.520%, 5/25/2052[4,7]	4,122,549	3,385,540
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[4,7]	5,641,874	4,999,819
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A4, 4.446%, 1/25/2063[4,7]	4,455,411	4,337,842
Series 2025-1, Class A4, 3.700%, 1/25/2063[4,7]	4,000,000	3,741,439
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[4,7]	585,749	561,112
MFA Trust, Series 2021-INV2, Class A1, 1.906%, 11/25/2056[4,7]	3,208,351	2,788,161
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class A4, 2.50%, 7/25/2051[4,7]	9,173,715	8,134,613
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[4,7]	176,205	169,598
Series 2015-2A, Class A1, 3.75%, 8/25/2055[4,7]	241,128	233,910
Series 2019-2A, Class A1, 4.25%, 12/25/2057[4,7]	1,155,690	1,132,881
Series 2022-NQM2, Class A1, 3.079%, 3/27/2062[4,7]	7,696,569	7,039,458
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[4]	1,446,591	1,355,721
OBX Trust,
Series 2022-NQM2, Class A1A, 2.783%, 1/25/2062[4,6]	3,100,940	2,954,966
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[4,6]	2,857,757	2,867,066
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.325%, 7/25/2029 (Acquired 07/24/2023, cost $2,399,178)[2,3]	2,399,178	2,398,906
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[4,7]	4,344,739	3,833,825
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/2041[4]	4,250,000	4,342,724
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[4]	2,677,506	2,600,958
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	93,762	80,849
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, (continued)
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	991,503	$893,641
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	96,313	86,855
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	120,990	109,423
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,4]	1,533,785	824,644
SUA LLC, Series 2025-1, Class A, 5.875%, 5/25/2040[4]	4,500,000	4,533,750
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[4,7]	1,478,468	1,409,216
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.443%), 5.755%, 2/15/2042[2,4]	3,500,000	3,470,671
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/2058[4,7]	182,357	179,797
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.434%, 10/25/2048[2,4]	593,066	593,444
UWM Mortgage Trust, Series 2021-1, Class A15, 2.50%, 6/25/2051[4,7]	2,142,461	1,731,968
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.742%), 6.057%, 6/15/2042[2,4]	3,650,000	3,695,915
Wells Fargo Mortgage Backed Securities Trust, Series 2020-1, Class A1, 3.00%, 12/25/2049[4,7]	2,075,725	1,767,375
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[4,7]	65,771	61,065
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $184,604,678)		182,233,924

U.S. TREASURY SECURITIES - 25.9%

U.S. Treasury Bonds - 2.0%
U.S. Treasury Bond, 2.50%, 2/15/2045	23,694,000	16,704,270
Total U.S. Treasury Bonds (Identified Cost $16,975,391)		16,704,270

U.S. Treasury Notes - 23.9%
U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Yield + 0.205%), 4.486%, 10/31/2026[2]	71,422,000	71,497,608
U.S. Treasury Note 2.25%, 11/15/2027	63,121,000	61,030,117

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
3.125%, 11/15/2028	66,178,000	$64,937,163

Total U.S. Treasury Notes (Identified Cost $196,020,091)		197,464,888
TOTAL U.S. TREASURY SECURITIES (Identified Cost $212,995,482)		214,169,158

U.S. GOVERNMENT AGENCIES - 6.0%

Mortgage-Backed Securities - 6.0%
Fannie Mae
Pool #MA0115, UMBS, 4.50%, 7/1/2029	12,561	12,582
Pool #MA1834, UMBS, 4.50%, 2/1/2034	79,496	79,639
Pool #995876, UMBS, 6.00%, 11/1/2038	145,107	152,262
Pool #FS4047, UMBS, 3.50%, 12/1/2042	6,594,049	6,232,050
Pool #AW5338, UMBS, 4.50%, 6/1/2044	446,511	440,233
Pool #AS3878, UMBS, 4.50%, 11/1/2044	223,670	220,544
Pool #BE7845, UMBS, 4.50%, 2/1/2047	76,904	75,141
Pool #MA4841, UMBS, 5.00%, 12/1/2052	7,418,749	7,302,185
Pool #FS6206, UMBS, 5.50%, 10/1/2053	7,235,511	7,316,804
Freddie Mac
Pool #C91359, 4.50%, 2/1/2031	39,879	40,092
Pool #D98711, 4.50%, 7/1/2031	132,244	133,004
Pool #C91746, 4.50%, 12/1/2033	105,537	105,908
Pool #G05900, 6.00%, 3/1/2040	28,067	29,486
Pool #RB5264, UMBS, 5.50%, 11/1/2043	6,279,458	6,387,082
Pool #RA8208, UMBS, 5.00%, 1/1/2053	6,172,084	6,082,534
Pool #QG6308, UMBS, 6.00%, 7/1/2053	7,081,375	7,263,910
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	7,825,747	7,729,539

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $48,112,218)		49,602,995
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[8]
(Identified Cost $19,516,965)	19,516,965	$19,516,965

TOTAL INVESTMENTS - 99.0% (Identified Cost $830,633,815)		818,563,237
OTHER ASSETS, LESS LIABILITIES - 1.0%		8,634,376
NET ASSETS - 100%		$827,197,613

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JUNE 30, 2025
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
145	EUR Currency	CME	September 2025	21,452,750	$625,121
240	JPY Currency	CME	September 2025	20,983,500	(152,489)
625	U.K. Gilt (10 Year)	ICE	September 2025	79,811,018	1,534,580
750	U.S. Treasury Notes (2 Year)	CME	September 2025	156,017,579	(1,441)

TOTAL LONG POSITIONS					$2,005,771

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JUNE 30, 2025
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
370	Euro-BUND (10 Year)	EUREX	September 2025	56,724,771	$252,247
335	U.S. Ultra Treasury Notes (10 Year)	CME	September 2025	38,278,986	(103,116)

TOTAL SHORT POSITIONS					$149,131

ABS - Asset-Backed Security

CME - Chicago Mercantile Exchange

EUR - Euro

EUREX - Eurex Exchange

EURIBOR - Euro Interbank Offered Rate

ICE - Intercontinental Exchange

IO - Interest only

JPY - Japanese Yen

No. - Number

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of June 30, 2025.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2025 was $31,671,279, or 3.8% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2025 was $419,750,476, which represented 50.7% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2025.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2025.

8Rate shown is the current yield as of June 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2025 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $830,633,815) (Note 2)	$818,563,237
Deposits at broker for futures contracts	6,885,772
Interest receivable	5,282,817
Receivable for fund shares sold	739,464
Futures variation margin receivable	293,135
Dividends receivable	118,649
Prepaid expenses	11,683

TOTAL ASSETS	831,894,757

LIABILITIES:

Due to custodian	108,237
Foreign currency overdraft, at value (identified cost $72,604)	72,702
Accrued sub-transfer agent fees[1]	73,789
Accrued management fees[1]	52,798
Accrued fund accounting and administration fees[1]	33,024
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	4,428
Accrued Chief Compliance Officer service fees[1]	1,648
Directors’ fees payable[1]	1,247
Payable for fund shares repurchased	4,149,122
Futures variation margin payable	117,633
Distributions payable	346
Other payables and accrued expenses	82,170

TOTAL LIABILITIES	4,697,144

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$827,197,613

NET ASSETS CONSIST OF:

Capital stock	$834,661
Additional paid-in-capital	877,664,204
Total distributable earnings (loss)	(51,301,252)

TOTAL NET ASSETS	$827,197,613

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($21,566,100/2,167,120 shares)	$9.95

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($228,426,346/23,035,024 shares)	$9.92

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($577,205,167/58,263,952 shares)	$9.91

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME:

Interest	$21,907,950
Dividends (net of foreign taxes withheld, $5)	909,788

Total Investment Income	22,817,738

EXPENSES:

Management fees (Note 3)	1,267,636
Sub-transfer agent fees (Note 3)	149,324
Fund accounting and administration fees (Note 3)	75,152
Directors’ fees (Note 3)	55,837
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	32,400
Chief Compliance Officer service fees (Note 3)	4,384
Custodian fees	14,475
Recoupment of past waived and/or reimbursed fees (Note 3)	1,332
Miscellaneous	157,586

Total Expenses	1,758,126
Less reduction of expenses (Note 3)	(918,317)

Net Expenses	839,809

NET INVESTMENT INCOME	21,977,929

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	2,648,644
Futures contracts	(664,884)
Foreign currency and translation of other assets and liabilities	56,131

2,039,891
Net change in unrealized appreciation (depreciation) on-
Investments	5,639,556
Futures contracts	2,979,898
Foreign currency and translation of other assets and liabilities	68,490

8,687,944

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	10,727,835

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,705,764

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/25	YEAR ENDED
	(UNAUDITED)	12/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$21,977,929	$41,670,810
Net realized gain (loss) on investments and foreign currency	2,039,891	(11,463,603)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	8,687,944	7,643,256

Net increase (decrease) from operations	32,705,764	37,850,463

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(570,697)	(1,144,450)
Class I	(6,042,223)	(11,211,493)
Class W	(14,960,062)	(29,348,121)

Total distributions to shareholders	(21,572,982)	(41,704,064)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(30,532,508)	(34,399,862)

Net increase (decrease) in net assets	(19,399,726)	30,546,261

NET ASSETS:

Beginning of period	846,597,339	816,051,078

End of period	$827,197,613	$846,597,339

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.82		$9.85	$9.65	$10.61	$10.93	$10.44
Income (loss) from investment operations:
Net investment income[1]	0.23		0.44	0.39	0.31	0.30	0.29
Net realized and unrealized gain (loss) on investments	0.12		(0.05)	0.18	(1.02)	(0.02)	0.48
Total from investment operations	0.35		0.39	0.57	(0.71)	0.28	0.77
Less distributions to shareholders:
From net investment income	(0.22)		(0.42)	(0.35)	(0.25)	(0.30)	(0.28)
From net realized gain on investments	—		—	—	—	(0.30)	(0.00)[2]
From return of capital	—		—	(0.02)	—	—	—
Total distributions to shareholders	(0.22)		(0.42)	(0.37)	(0.25)	(0.60)	(0.28)

Net asset value - End of period	$9.95		$9.82	$9.85	$9.65	$10.61	$10.93
Net assets - End of period (000’s omitted)	$21,566		$28,523	$29,206	$31,882	$17,776	$20,925
Total return[3]	3.64%		4.08%	5.99%	(6.71% )	2.59%	7.54%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%	[4,5]	0.75%	0.72%	0.72%	0.73%	0.73%
Net investment income	4.65%	[4]	4.46%	4.01%	3.15%	2.71%	2.74%
Series portfolio turnover	29%		51%	42%	60%	69%	96%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.02%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have 0.74%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I1

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.79		$9.87	$9.74	$10.75	$11.17	$10.71
Income (loss) from investment operations:
Net investment income[2]	0.24		0.47	0.42	0.35	0.34	0.32
Net realized and unrealized gain (loss) on investments	0.13		(0.05)	0.16	(1.05)	(0.03)	0.50
Total from investment operations	0.37		0.42	0.58	(0.70)	0.31	0.82
Less distributions to shareholders:
From net investment income	(0.24)		(0.50)	(0.43)	(0.31)	(0.38)	(0.36)
From net realized gain on investments	—		—	—	—	(0.35)	(0.00)[3]
From return of capital	—		—	(0.02)	—	—	—
Total distributions to shareholders	(0.24)		(0.50)	(0.45)	(0.31)	(0.73)	(0.36)

Net asset value - End of period	$9.92		$9.79	$9.87	$9.74	$10.75	$11.17
Net assets - End of period (000’s omitted)	$228,426		$245,873	$187,137	$192,903	$36,639	$21,687
Total return[4]	3.80%		4.39%	6.16%	(6.42% )	2.81%	7.74%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.48%	[5]	0.47%	0.49%	0.47%	0.49%	0.49%
Net investment income	4.92%	[5]	4.74%	4.25%	3.47%	2.97%	2.96%
Series portfolio turnover	29%		51%	42%	60%	69%	96%

1Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.78		$9.81	$9.62	$10.57	$10.90	$10.41
Income (loss) from investment operations:
Net investment income[1]	0.26		0.51	0.45	0.37	0.37	0.36
Net realized and unrealized gain (loss) on investments	0.13		(0.05)	0.17	(1.01)	(0.03)	0.49
Total from investment operations	0.39		0.46	0.62	(0.64)	0.34	0.85
Less distributions to shareholders:
From net investment income	(0.26)		(0.49)	(0.41)	(0.31)	(0.37)	(0.36)
From net realized gain on investments	—		—	—	—	(0.30)	(0.00)[2]
From return of capital	—		—	(0.02)	—	—	—
Total distributions to shareholders	(0.26)		(0.49)	(0.43)	(0.31)	(0.67)	(0.36)

Net asset value - End of period	$9.91		$9.78	$9.81	$9.62	$10.57	$10.90
Net assets - End of period (000’s omitted)	$577,205		$572,200	$599,708	$592,728	$673,807	$631,570
Total return[3]	4.00%		4.85%	6.66%	(6.05% )	3.19%	8.29%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[4]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	5.35%	[4]	5.16%	4.69%	3.68%	3.40%	3.40%
Series portfolio turnover	29%		51%	42%	60%	69%	96%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.32%	[4]	0.32%	0.34%	0.32%	0.32%	0.32%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2025, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Unconstrained Bond Series Class I common stock and Unconstrained Bond Series Class Z common stock, 125 million have been designated as Unconstrained Bond Series Class S common stock and 150 million have been designated as Unconstrained Bond Series Class W common stock. Class Z common stock is not currently offered for sale.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

On September 6, 2024, a Reverse Stock Split, approved by the Fund's Board of Directors, (the “Board”) was executed for Class I of the Series after the close of trading. Shareholders who owned Class I shares of the Series received a proportional number of Class I shares of the Series. All share and per share amounts and disclosures in the financial statements and footnotes reflect the reverse stock split. Following the Reverse Stock Split, the total dollar value of a shareholder's investment in the Series remained unchanged and each shareholder owned the same percentage (by value) of the Series as the shareholder did immediately prior to the Reverse Stock Split.

CLASS	REVERSE STOCK SPLIT RATIO (old to new)
Class I	1 : 0.864249

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$4,935,031	$—	$4,935,031	$—
U.S. Treasury and other U.S.
Government agencies	263,772,153	—	263,772,153	—
Corporate debt:
Communication Services	4,043,400	—	4,043,400	—
Consumer Discretionary	5,984,531	—	5,984,531	—
Energy	15,623,423	—	15,623,423	—
Financials	48,616,031	—	48,616,031	—
Industrials	28,580,474	—	28,580,474	—
Materials	9,180,523	—	9,180,523	—
Real Estate	21,171,475	—	21,171,475	—
Utilities	9,993,025	—	9,993,025	—
Asset-backed securities	204,912,282	—	204,912,282	—
Commercial mortgage-backed
securities	182,233,924	—	182,233,924	—
Short-Term Investment	19,516,965	19,516,965	—	—
Other financial instruments:*
Foreign currency exchange contracts	625,121	625,121	—	—
Interest rate contracts	1,786,827	1,786,827	—	—
Total assets	820,975,185	21,928,913	799,046,272	—
Liabilities:
Other financial instruments:*
Foreign currency exchange contracts	(152,489)	(152,489)	—	—
Interest rate contracts	(104,557)	(104,557)	—	—
Total liabilities	(257,046)	(257,046)	—	—
Total	$820,718,139	$21,671,867	$799,046,272	$—

* Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

There were no Level 3 securities held by the Series as of December 31, 2024 or June 30, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncement (continued)

income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). No such investments were held by the Series on June 30, 2025.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Series may be attempting to sell some or all the Series’ holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. No such investments were held by the Series on June 30, 2025.

The following table presents the present value of derivatives held at June 30, 2025 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Foreign currency exchange contracts	Net unrealized appreciation[1]	$625,121
Interest rate contracts	Net unrealized appreciation[1]	$1,786,827
Derivative	Liabilities Location
Foreign currency exchange contracts	Net unrealized depreciation[1]	$(152,489)
Interest rate contracts	Net unrealized depreciation[1]	$(104,557)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on futures contracts	$(664,884)
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$472,632
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$2,507,266

1Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolio, and is included within Net Assets as the components of capital are not required to be presented separately on the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The average month-end balances for the six months ended June 30, 2025 were as follows:

Futures Contracts:
Average number of contracts purchased	1,060
Average number of contracts sold	362
Average notional value of contracts purchased	$134,153,829
Average notional value of contracts sold	$49,463,972

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2025.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2025.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2021 through December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. During the six months ended June 30, 2025, the sub-transfer agency expenses incurred by Class S and Class I were $15,263 and $134,060, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $855,371 in management fees for Class W for the six months ended June 30, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $62,946 for Class W shares for the six months ended June 30, 2025. These amounts are included as a reduction of expenses on the Statement of Operations.

For the six months ended June 30, 2025, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

CLASS	RECOUPED AMOUNT
Class S	$1,332

As of June 30, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2025	2026	2027	2028	TOTAL
Class S	$—	$—	$5,074	$—	$5,074
Class W	121,399	218,725	137,133	62,946	540,203

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $91,059,980 and $125,122,512, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $145,934,688 and $150,446,790, respectively.

6.	Capital Stock Transactions

Transactions in Class S, Class I, and Class W shares of Unconstrained Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	384,059	$3,802,622	966,372	$9,511,501
Reinvested	57,349	568,296	116,614	1,144,089
Repurchased	(1,178,999)	(11,672,264)	(1,144,836)	(11,242,405)
Total	(737,591)	$(7,301,346)	(61,850)	$(586,815)

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES[1]	AMOUNT
Sold	2,936,087	$28,973,832	11,296,530	$111,012,486
Reinvested	611,900	6,041,920	1,132,569	11,096,061
Repurchased	(5,634,126)	(55,657,166)	(6,274,688)	(61,455,055)
Total	(2,086,139)	$(20,641,414)	6,154,411	$60,653,492

CLASS W	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,964,800	$19,368,659	7,524,788	$73,384,171
Reinvested	1,494,650	14,743,910	2,956,284	28,888,393
Repurchased	(3,723,841)	(36,702,317)	(13,114,241)	(127,939,379)
Total	(264,391)	$(2,589,748)	(2,633,169)	$(25,666,815)

[1]	Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

Approximately 70% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the six months ended June 30, 2025, the Series did not borrow under the line of credit.

8.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. For the six months ended June 30, 2025, the Series invested in futures contracts (foreign currency exchange and interest rate risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2024 were as follows:

Ordinary income	$41,704,064

At June 30, 2025, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$830,634,069
Unrealized appreciation	9,331,342
Unrealized depreciation	(21,402,174)
Net unrealized depreciation	$(12,070,832)

At December 31, 2024, the Series had net short-term capital loss carryforwards of $10,174,488 and net long-term capital loss carryforwards of $32,789,555, which may be carried forward indefinitely.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-06/25-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Diversified Tax Exempt Series

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Freddie Mac Multifamily M.L. Certificates, Series ML19, Class A, 4.033%, 12/25/2036 (Identified Cost $2,151,648)	2,153,897	$2,153,908

MUNICIPAL BONDS - 91.5%
ALABAMA - 1.1%
Autauga County, Correctional Facility Impt, Series A, G.O. Bond, 5.000%, 3/1/2037	1,345,000	1,476,623
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	1,001,841
		2,478,464

ALASKA - 1.3%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	756,202
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	954,977
School Impt., Series ONE, Revenue Bond, 5.000%, 12/1/2030	490,000	534,787
School Impt., Series ONE, Revenue Bond, 5.000%, 12/1/2031	500,000	550,344
		2,796,310

ARIZONA - 0.3%
Pinal County Unified School District No. 21 Coolidge
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2032	175,000	193,053
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2033	130,000	144,115
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2034	175,000	194,655
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2035	150,000	165,529
		697,352

COLORADO - 0.8%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	799,628
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,025,687
		1,825,315

DISTRICT OF COLUMBIA - 3.5%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 10/15/2036	1,265,000	1,332,017
Public Impt., Series A, G.O. Bond, 5.000%, 1/1/2041	2,000,000	2,104,545
District of Columbia Income Tax
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2041	1,115,000	1,170,175
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA (continued)
District of Columbia Income Tax (continued)
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2042	1,895,000	$1,982,709
District of Columbia Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/1/2047	1,000,000	1,021,552
		7,610,998

FLORIDA - 5.3%
Broward County, Water & Sewer Utility, Sewer Impt., Series A, Revenue Bond, 5.000%, 10/1/2038	4,000,000	4,213,330
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	521,192
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	542,017
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	500,098
Fort Lauderdale, Public Impt., Series A, G.O. Bond, 5.000%, 7/1/2043	1,010,000	1,050,942
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,067,672
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,076,143
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	668,607
Tampa, Water & Wastewater System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 10/1/2034	950,000	1,056,252
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,061,704
		11,757,957

GEORGIA - 1.9%
Atlanta, Series A-1, G.O. Bond, 5.000%, 12/1/2042	800,000	838,272
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	3,000,000	3,320,553
		4,158,825

HAWAII - 2.1%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,075,306
Hawaii
Series FE, G.O. Bond, 5.000%, 10/1/2025	1,505,000	1,513,283
Series GJ, G.O. Bond, 1.033%, 8/1/2025	500,000	498,610
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	521,515
		4,608,714

The accompanying notes are an integral part of the financial statements.

1

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
ILLINOIS - 4.0%
Elgin, Water Utility Impt., G.O. Bond, 5.000%, 12/15/2036	1,310,000	$1,440,224
Illinois Municipal Electric Agency, Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	731,069
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,063,534
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,625,710
Lake in the Hills, Multiple Utility Impt., G.O. Bond, 5.000%, 12/15/2037	710,000	769,021
Rock Island County School District No. 41 Rock Island, School Impt., Series A, G.O. Bond, AGC, 5.000%, 1/1/2035	400,000	441,545
Schaumburg, G.O. Bond, 4.000%, 12/1/2033	1,175,000	1,222,465
United City of Yorkville
Series B, G.O. Bond, 5.000%, 12/30/2028	200,000	212,812
Series B, G.O. Bond, 5.000%, 12/30/2029	175,000	188,838
Series B, G.O. Bond, 5.000%, 12/30/2030	175,000	191,019
Series B, G.O. Bond, 5.000%, 12/30/2031	300,000	329,971
Series B, G.O. Bond, 5.000%, 12/30/2032	225,000	248,123
Series B, G.O. Bond, 5.000%, 12/30/2033	260,000	287,010
		8,751,341

INDIANA - 1.2%
Indiana Municipal Power Agency
Electric Light & Power Impt., Series A, Revenue Bond, AGC, 5.000%, 1/1/2032	375,000	416,834
Electric Light & Power Impt., Series A, Revenue Bond, AGC, 5.000%, 1/1/2033	625,000	697,073
Indianapolis Local Public Improvement Bond Bank, Correctional Facility Impt, Series A, Revenue Bond, 5.000%, 2/1/2030	500,000	532,135
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	1,074,210
		2,720,252

IOWA - 1.8%
Altoona, Series A, G.O. Bond, 5.000%, 6/1/2036	1,845,000	1,983,883
Des Moines, Stormwater Utility, Public Impt., Series B, Revenue Bond, 5.000%, 6/1/2031	865,000	948,708
Le Mars Community School District, School Impt., G.O. Bond, AGC, 5.000%, 6/1/2034	1,000,000	1,091,666
		4,024,257
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
KENTUCKY - 1.9%
Jefferson County Board of Education, School Impt., Series A, G.O. Bond, 5.000%, 6/1/2036	1,230,000	$1,343,172
Kenton County School District, School Impt., Series A, G.O. Bond, 5.000%, 6/1/2036	1,050,000	1,138,277
Kentucky Municipal Energy Agency, Electric Light & Power Impt., Revenue Bond, 5.000%, 1/1/2033	1,375,000	1,522,167
Kentucky State Property & Building Commission, Public Impt., Series A, Revenue Bond, 5.000%, 10/1/2030	125,000	137,412
		4,141,028

LOUISIANA - 0.2%
New Orleans, Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	515,732

MAINE - 1.1%
Bar Harbor, Multiple Utility Impt., G.O. Bond, 5.000%, 10/15/2040	1,000,000	1,063,000
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	707,002
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	597,438
		2,367,440

MARYLAND - 3.0%
Maryland
School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	5,499,839
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,081,208
		6,581,047

MASSACHUSETTS - 2.3%
Commonwealth of Massachusetts, Transit Impt., Series C, G.O. Bond, 5.000%, 10/1/2047	5,000,000	5,113,394

MICHIGAN - 0.5%
Charter Township of White Lake
G.O. Bond, 5.000%, 3/1/2036	575,000	638,281
G.O. Bond, 5.000%, 3/1/2037	515,000	566,785
		1,205,066

MINNESOTA - 1.4%
Minnesota
Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2026	1,030,000	1,031,818
Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2036	1,970,000	2,076,069
		3,107,887

MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	496,084

MISSOURI - 2.3%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	528,169

The accompanying notes are an integral part of the financial statements.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
MISSOURI (continued)
Columbia School District, Series B, G.O. Bond, 5.000%, 3/1/2026	1,635,000	$1,658,886
Fort Zumwalt School District, School Impt., G.O. Bond, BAM, 5.000%, 3/1/2033	1,260,000	1,347,004
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,456,769
		4,990,828

NEBRASKA - 1.7%
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	695,681
Omaha Public Power District
Electric Light & Power Impt., Series A, Revenue Bond, 5.000%, 2/1/2046	2,065,000	2,098,138
Series A, Revenue Bond, 5.000%, 2/1/2031	1,000,000	1,045,724
		3,839,543

NEVADA - 1.9%
Clark County, Public Impt., G.O. Bond, 5.000%, 11/1/2031	3,970,000	4,259,968

NEW JERSEY - 0.7%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	738,901
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	804,994
		1,543,895

NEW YORK - 11.5%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	1,946,145
New York
Public Impt., Series D, G.O. Bond, 5.000%, 12/1/2042	1,500,000	1,522,664
Series D, Prerefunded Balance, G.O. Bond, 1.216%, 8/1/2026	125,000	121,052
Series D, Unrefunded Balance, G.O. Bond, 1.216%, 8/1/2026	1,075,000	1,040,436
New York City
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,676,224
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	1,953,416
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,563,284
New York City Transitional Finance Authority Future Tax Secured, Series A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,592,165
New York State Dormitory Authority
Public Impt., Series C, Revenue Bond, 5.652%, 2/15/2030	1,000,000	1,055,202
Series C, Prerefunded Balance, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,086,063
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	$2,392,868
New York State Urban Development Corp., Correctional Facility Impt., Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,507,853
		25,457,372

NORTH CAROLINA - 1.2%
Mecklenburg County, School Impt., Series A, G.O. Bond, 4.000%, 4/1/2030	2,500,000	2,544,386

NORTH DAKOTA - 2.2%
Fargo
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2038	2,235,000	2,415,467
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2039	2,350,000	2,516,492
		4,931,959

OHIO - 3.0%
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,159,480
Hamilton County, Parking Facility Impt., Series A, G.O. Bond, 5.000%, 12/1/2037	1,000,000	1,070,303
Ohio, Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2041	1,845,000	1,958,372
Ohio Water Development Authority
Sewer Impt., Revenue Bond, 5.000%, 12/1/2036	1,350,000	1,429,397
Sewer Impt., Revenue Bond, 5.000%, 12/1/2037	1,000,000	1,057,597
		6,675,149

OKLAHOMA - 1.0%
Tulsa County Independent School District No. 9 Union, School Impt., G.O. Bond, 4.000%, 4/1/2030	2,000,000	2,107,756

PENNSYLVANIA - 4.2%
Lancaster School District
Series A, G.O. Bond, BAM, 5.000%, 6/1/2032	500,000	556,857
Series A, G.O. Bond, BAM, 5.000%, 6/1/2033	750,000	838,429
Series A, G.O. Bond, BAM, 5.000%, 6/1/2034	1,000,000	1,107,268
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	818,629
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	922,567
Revenue Bond, 5.000%, 12/1/2031	500,000	559,182
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	600,359
Philadelphia Gas Works Co., Revenue Bond, 5.000%, 10/1/2030	1,005,000	1,023,475

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	$2,528,766
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	325,865
		9,281,397

SOUTH CAROLINA - 1.1%
Charleston, Waterworks & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 1/1/2044	850,000	865,732
Dorchester County School District No. 2, School Impt., Series A, G.O. Bond, 5.000%, 3/1/2031	1,380,000	1,536,122
		2,401,854

TENNESSEE - 4.0%
Chattanooga, Electric Light & Power Impt., Revenue Bond, 5.000%, 9/1/2039	2,000,000	2,142,204
Clarksville, Electric System, Revenue Bond, 5.000%, 9/1/2029	1,015,000	1,057,578
Knox County, Correctional Facility Impt., G.O. Bond, 4.000%, 6/1/2040	2,805,000	2,735,499
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series B, Revenue Bond, 1.031%, 7/1/2025	650,000	649,939
Shelby County, Series A, G.O. Bond, 5.000%, 4/1/2035	1,250,000	1,286,473
Sullivan County, Correctional Facility Impt., G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,041,167
		8,912,860

TEXAS - 7.0%
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	1,836,039
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,352,605
Judson Independent School District, G.O. Bond, 5.000%, 2/1/2036	835,000	913,814
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,571,909
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,019,762
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	991,814
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,129,938
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,469,184
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	203,843
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
TEXAS (continued)
Texas Municipal Gas Acquisition & Supply Corp. III (continued)
Revenue Bond, 5.000%, 12/15/2027	600,000	$618,938
Revenue Bond, 5.000%, 12/15/2028	250,000	260,584
		15,368,430

UTAH - 0.4%
Salt Lake City Corp., Series B, G.O. Bond, 5.000%, 6/15/2026	830,000	848,422

VIRGINIA - 0.9%
Chesterfield County, School Impt., Series B, G.O. Bond, 4.000%, 1/1/2041	2,000,000	1,935,045

WASHINGTON - 6.3%
Seattle, Municipal Light & Power, Electric Light & Power Impt., Revenue Bond, 5.000%, 7/1/2041	1,040,000	1,090,239
Tacoma, Electric System, Revenue Bond, 5.000%, 1/1/2046	1,030,000	1,051,058
Washington
School Impt., Series 2, G.O. Bond, 5.000%, 8/1/2043	1,000,000	1,038,072
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,583,032
School Impt., Series C, G.O. Bond, 5.000%, 2/1/2037	3,690,000	3,986,724
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,094,629
		13,843,754

WISCONSIN - 8.2%
Appleton Area School District, G.O. Bond, 5.000%, 3/1/2033	1,260,000	1,349,403
Cameron School District, School Impt., G.O. Bond, BAM, 5.000%, 4/1/2038	925,000	994,447
Eau Claire Area School District, G.O. Bond, 5.000%, 4/1/2032	1,380,000	1,485,473
Fond Du Lac, Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2031	2,565,000	2,747,355
Madison Metropolitan School District, School Impt., G.O. Bond, 5.000%, 3/1/2033	1,095,000	1,185,681
Pierce County, Series A, G.O. Bond, 5.000%, 3/1/2036	1,540,000	1,660,975
Union Grove Union High School District, School Impt., G.O. Bond, 5.000%, 3/1/2036	1,015,000	1,094,750
West Bend Joint School District No. 1, School Impt., G.O. Bond, 5.000%, 4/1/2036	1,295,000	1,396,588
West Salem School District, School Impt., G.O. Bond, BAM, 5.000%, 4/1/2039	1,590,000	1,694,268

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Wisconsin, Series B, G.O. Bond, 5.000%, 5/1/2038	4,000,000	$4,367,503
		17,976,443
TOTAL MUNICIPAL BONDS (Identified Cost $208,298,499)		201,876,524

EXCHANGE-TRADED FUND - 2.0%
iShares National Muni Bond ETF
(Identified Cost $4,937,332)	43,351	4,529,313

U.S. TREASURY SECURITIES - 3.6%

U.S. Treasury Notes - 3.6%
U.S. Treasury Note
2.625%, 1/31/2026	1,000,000	990,742
4.25%, 1/31/2026	1,000,000	999,961
4.00%, 1/15/2027	1,000,000	1,002,383
1.50%, 1/31/2027	1,000,000	964,531
2.25%, 2/15/2027	1,000,000	975,547
4.125%, 2/15/2027	1,000,000	1,004,805
4.25%, 1/15/2028	1,000,000	1,012,890
3.50%, 1/31/2028	1,000,000	994,844

Total U.S. Treasury Notes (Identified Cost $7,875,506)		7,945,703
TOTAL U.S. TREASURY SECURITIES (Identified Cost $7,875,506)		7,945,703

SHORT-TERM INVESTMENT - 1.4%
Dreyfus Government Cash Management, Institutional Shares, 4.21%[2]
(Identified Cost $3,084,370)	3,084,370	3,084,370

TOTAL INVESTMENTS - 99.5 (Identified Cost $226,347,355)		219,589,818
OTHER ASSETS, LESS LIABILITIES - 0.5%		1,069,195
NET ASSETS - 100.0%		$220,659,013

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corporation)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of June 30, 2025.

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2025 (unaudited)

ASSETS:

Investments, at value (identified cost $226,347,355) (Note 2)	$219,589,818
Interest receivable	2,742,077
Receivable for fund shares sold	223,081
Dividends receivable	16,265
Prepaid expenses	5,423

TOTAL ASSETS	222,576,664

LIABILITIES:

Accrued fund accounting and administration fees[1]	22,359
Accrued Chief Compliance Officer service fees[1]	1,648
Directors’ fees payable[1]	546
Accrued management fees[1]	225
Payable for securities purchased	1,851,081
Other payables and accrued expenses	41,792

TOTAL LIABILITIES	1,917,651

TOTAL NET ASSETS	$220,659,013

NET ASSETS CONSIST OF:

Capital stock	$214,206
Additional paid-in-capital	226,279,152
Total distributable earnings (loss)	(5,834,345)

TOTAL NET ASSETS	$220,659,013

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($918,751/89,231 shares)	$10.30

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($219,740,262/21,331,362 shares)	$10.30

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME:

Interest	$2,719,598
Dividends	143,184

Total Investment Income	2,862,782

EXPENSES:

Management fees (Note 3)	379,764
Fund accounting and administration fees (Note 3)	42,432
Directors’ fees (Note 3)	13,898
Chief Compliance Officer service fees (Note 3)	4,384
Professional fees	31,900
Custodian fees	3,325
Miscellaneous	48,699

Total Expenses	524,402
Less reduction of expenses (Note 3)	(378,070)

Net Expenses	146,332

NET INVESTMENT INCOME	2,716,450

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(450,958)

Net change in unrealized appreciation (depreciation) on investments	(217,382)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(668,340)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,048,110

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/25	YEAR ENDED
	(UNAUDITED)	12/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,716,450	$5,588,232
Net realized gain (loss) on investments	(450,958)	(587,546)
Net change in unrealized appreciation (depreciation) on investments	(217,382)	(3,012,946)

Net increase (decrease) from operations	2,048,110	1,987,740

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class A	(9,866)	(17,747)
Class W	(2,599,041)	(5,218,104)

Total distributions to shareholders	(2,608,907)	(5,235,851)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	17,070,672	(41,646,937)

Net increase (decrease) in net assets	16,509,875	(44,895,048)

NET ASSETS:

Beginning of period	204,149,138	249,044,186

End of period	$220,659,013	$204,149,138

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Financial Highlights - Class A

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.33	$10.48	$10.24	$10.94	$11.58	$11.14

Income (loss) from investment operations:
Net investment income[1]	0.11	0.19	0.17	0.10	0.10	0.15
Net realized and unrealized gain (loss) on investments	(0.03)	(0.16)	0.24	(0.74)	(0.08)	0.48

Total from investment operations	0.08	0.03	0.41	(0.64)	0.02	0.63
Less distributions to shareholders:
From net investment income	(0.11)	(0.18)	(0.17)	(0.06)	(0.09)	(0.10)
From net realized gain on investments	—	—	—	(0.00)[2]	(0.57)	(0.09)
Total distributions to shareholders	(0.11)	(0.18)	(0.17)	(0.06)	(0.66)	(0.19)
Net asset value - End of period	$10.30	$10.33	$10.48	$10.24	$10.94	$11.58
Net assets - End of period (000’s omitted)	$919	$917	$1,383	$2,162	$2,430	$2,324
Total return[3]	0.77%	0.29%	4.10%	(5.83% )	0.16%	5.73%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.50% [4]	0.62%	0.62%	0.63%	0.67%	0.61%
Net investment income	2.24% [4]	1.88%	1.70%	1.00%	0.91%	1.35%
Series portfolio turnover	19%	11%	20%	10%	23%	41%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.33	$10.48	$10.24	$10.94	$11.59	$11.15
Income (loss) from investment operations:
Net investment income[1]	0.13	0.25	0.23	0.16	0.16	0.21
Net realized and unrealized gain (loss) on investments	(0.03)	(0.17)	0.24	(0.75)	(0.09)	0.48
Total from investment operations	0.10	0.08	0.47	(0.59)	0.07	0.69
Less distributions to shareholders:
From net investment income	(0.13)	(0.23)	(0.23)	(0.11)	(0.15)	(0.16)
From net realized gain on investments	—	—	—	(0.00)[2]	(0.57)	(0.09)
Total distributions to shareholders	(0.13)	(0.23)	(0.23)	(0.11)	(0.72)	(0.25)

Net asset value - End of period	$10.30	$10.33	$10.48	$10.24	$10.94	$11.59
Net assets - End of period (000’s omitted)	$219,740	$203,232	$247,661	$212,971	$115,940	$253,941
Total return[3]	0.95%	0.80%	4.62%	(5.40% )	0.62%	6.23%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.14% [4]	0.12%	0.12%	0.13%	0.17%	0.11%
Net investment income	2.60% [4]	2.38%	2.21%	1.53%	1.42%	1.79%
Series portfolio turnover	19%	11%	20%	10%	23%	41%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.36%	[4]	0.50%	0.50%	0.50%	0.50%	0.50%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2025, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock and 50 million have been designated as Diversified Tax Exempt Series Class W common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often

11

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$201,876,524	$—	$201,876,524	$—
U.S. Treasury and other U.S. Government agencies	7,945,703	—	7,945,703	—
Commercial mortgage-backed securities	2,153,908	—	2,153,908	—
Exchange-traded fund	4,529,313	4,529,313	—	—
Short-Term Investment	3,084,370	3,084,370	—	—
Total assets	$219,589,818	$7,613,683	$211,976,135	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or June 30, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including

12

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2021 through December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets for investment advisory services. This rate was reduced from 0.50% to 0.30% effective March 1, 2025.

13

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.60% of the average daily net assets of the Class A shares and 0.30% of the average daily net assets of the Class W shares. Concurrent with the management fee reduction on March 1, 2025, the contractual expense limit on Class A was reduced from 0.85% to 0.60% and from 0.35% to 0.30% on Class W. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $378,070 in management fees for Class W shares for the six months ended June 30, 2025. This amount is included as a reduction of expenses on the Statement of Operations.

As of June 30, 2025, there are no expenses eligible to be recouped by the Advisor.

Diversified Tax Exempt Series was reimbursed $1,677 by the Advisor, related to an operational error that occurred during the six-month period ended June 30, 2025.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur

14

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Segment Reporting (continued)

expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $49,085,919 and $38,558,666, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $7,839,258 and $17,126, respectively.

6.	Capital Stock Transactions

Transactions in shares of Class A and Class W of Diversified Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	10,054	$104,506	803	$8,336
Reinvested	959	9,866	1,687	17,523
Repurchased	(10,598)	(107,772)	(45,649)	(474,040)
Total	415	$6,600	(43,159)	$(448,181)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,535,663	$26,039,258	2,636,681	$27,264,067
Reinvested	250,493	2,579,474	497,961	5,172,478
Repurchased	(1,122,611)	(11,554,660)	(7,087,970)	(73,635,301)
Total	1,663,545	$17,064,072	(3,953,328)	$(41,198,756)

Over 99% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the six months ended June 30, 2025, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various

15

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments (continued)

market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2025.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusions of the fiscal year. The tax character of distributions paid for the year ended December 31, 2024 were as follows:

Ordinary income	$609,581
Tax exempt income	4,626,270

At June 30, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$226,347,355
Unrealized appreciation	366,129
Unrealized depreciation	(7,123,666)
Net unrealized depreciation	$(6,757,537)

As of December 31, 2024, the Series had net short-term capital loss carryforwards of $225,907 and net long-term capital loss carryforwards of $965,737, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

16

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

17

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

18

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

19

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-06/25-SAR

20

www.manning-napier.com

Manning & Napier Fund, Inc.

High Yield Bond Series

High Yield Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

LOAN ASSIGNMENTS - 1.3%

WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 3.250%), 7.546%, 2/14/2031[2]
(Identified Cost $17,881,679)	17,925,625	$17,916,662

CORPORATE BONDS - 94.8%

Non-Convertible Corporate Bonds- 94.8%
Communication Services - 10.7%
Diversified Telecommunication Services - 2.5%
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[3]	21,640,000	21,055,429
Vmed O2 UK Financing I plc (United Kingdom), 4.75%, 7/15/2031[3]	13,955,000	12,906,376
		33,961,805

Interactive Media & Services - 0.9%
Ziff Davis, Inc., 4.625%, 10/15/2030[3]	13,235,000	12,356,939

Media - 6.1%
Cable One, Inc., 4.00%, 11/15/2030[3]	27,740,000	21,829,714
Directv Financing LLC - Directv Financing Co-Obligor, Inc., 10.00%, 2/15/2031[3]	18,055,000	17,509,242
Gray Media, Inc., 10.50%, 7/15/2029[3]	8,170,000	8,771,624
Nexstar Media, Inc., 4.75%, 11/1/2028[3]	10,052,000	9,772,803
Sirius X.M. Radio LLC, 3.875%, 9/1/2031[3]	18,495,000	16,439,495
TEGNA, Inc., 4.625%, 3/15/2028	10,575,000	10,282,364
		84,605,242
Wireless Telecommunication Services - 1.2%
Millicom International Cellular S.A. (Guatemala), 4.50%, 4/27/2031[3]	18,345,000	16,739,888
Total Communication Services		147,663,874

Consumer Discretionary - 9.3%
Auto Components - 1.8%
Forvia SE (France), 8.00%, 6/15/2030[3]	12,375,000	12,660,380
Garrett Motion Holdings, Inc. - Garrett LX I S.A.R.L, 7.75%, 5/31/2032[3]	12,070,000	12,568,525
		25,228,905
Hotels, Restaurants & Leisure - 3.2%
Affinity Interactive, 6.875%, 12/15/2027[3]	28,295,000	17,351,799
Carnival Corp., 5.875%, 6/15/2031[3]	13,540,000	13,791,407
SP Cruises Intermediate Ltd. (Bermuda), 11.50%, 3/14/2030[3]	14,000,000	13,108,220
		44,251,426
Household Durables - 3.0%
Adams Homes, Inc., 9.25%, 10/15/2028[3]	19,680,000	20,384,567
LGI Homes, Inc., 4.00%, 7/15/2029[3]	23,178,000	20,725,444
		41,110,011
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 1.3%
Staples, Inc., 10.75%, 9/1/2029[3]	18,630,000	$17,698,714
Total Consumer Discretionary		128,289,056

Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 1.3%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[3]	20,030,000	18,076,174

Food Products - 1.6%
Minerva Luxembourg S.A. (Brazil), 4.375%, 3/18/2031[3]	25,105,000	22,375,663
Total Consumer Staples		40,451,837

Energy - 8.6%
Energy Equipment & Services - 1.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[3]	16,995,646	15,350,935

Metals & Mining - 0.4%
SunCoke Energy, Inc., 4.875%, 6/30/2029[3]	5,436,000	5,061,385

Oil, Gas & Consumable Fuels - 7.1%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/15/2023, cost $9,651,593)[4]	10,763,493	9,364,239
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[3]	12,630,000	13,345,277
New Fortress Energy, Inc., 8.75%, 3/15/2029[3]	19,325,000	5,761,473
NGL Energy Operating LLC - NGL Energy Finance Corp., 8.375%, 2/15/2032[3]	20,900,000	20,919,278
Polaris Renewable Energy, Inc. (Canada), 9.50%, 12/3/2029	2,750,000	2,842,471
Summit Midstream Holdings LLC, 8.625%, 10/31/2029[3]	18,675,000	19,055,897
Venture Global LNG, Inc., 9.50%, 2/1/2029[3]	24,555,000	26,751,181
		98,039,816
Total Energy		118,452,136

Financials - 25.4%
Banks - 0.9%
Popular, Inc. (Puerto Rico), 7.25%, 3/13/2028	11,420,000	12,136,401

Capital Markets - 5.8%
BGC Group, Inc., 6.60%, 6/10/2029	26,035,000	26,968,303

The accompanying notes are an integral part of the financial statements.

1

High Yield Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[3]	9,623,000	$9,469,040
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 9.00%, 6/15/2030	21,820,000	20,455,564
Jane Street Group - JSG Finance, Inc., 6.75%, 5/1/2033[3]	11,325,000	11,672,482
StoneX Escrow Issuer LLC, 6.875%, 7/15/2032[3]	5,240,000	5,292,357
StoneX Group, Inc., 7.875%, 3/1/2031[3]	1,625,000	1,703,601
VFH Parent LLC - Valor Co-Issuer, Inc., 7.50%, 6/15/2031[3]	4,748,000	4,982,072
		80,543,419
Consumer Finance - 7.3%
Encore Capital Group, Inc., 9.25%, 4/1/2029[3]	12,910,000	13,736,483
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030[3]	19,380,000	20,073,162
Navient Corp., 7.875%, 6/15/2032	19,910,000	20,806,284
PRA Group, Inc., 8.875%, 1/31/2030[3]	22,035,000	22,909,618
SLM Corp., 6.50%, 1/31/2030	22,390,000	23,457,068
		100,982,615
Financial Services - 5.3%
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[3]	17,190,000	17,287,281
PHH Escrow Issuer LLC - PHH Corp., 9.875%, 11/1/2029[3]	15,940,000	15,948,624
Provident Funding Associates LP - PFG Finance Corp., 9.75%, 9/15/2029[3]	14,920,000	15,681,079
UWM Holdings LLC, 6.625%, 2/1/2030[3]	16,450,000	16,476,690
Velocity Portfolio Group, Inc., 9.75%, 3/1/2033 (Acquired 02/07/2025, cost $7,000,000)[4]	7,000,000	7,608,803
		73,002,477
Insurance - 4.9%
APH Somerset Investor 2 LLC - APH2 Somerset Investor 2 LLC - APH3 Somerset Investor, 7.875%, 11/1/2029[3]	26,565,000	27,160,183
F&G Annuities & Life, Inc., 6.50%, 6/4/2029	19,055,000	19,670,052
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	19,525,000	20,532,689
		67,362,924
Mortgage Real Estate Investment Trusts (REITS) - 1.2%
Starwood Property Trust, Inc., 7.25%, 4/1/2029[3]	16,340,000	17,172,478
Total Financials		351,200,314
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 9.4%
Health Care Equipment & Supplies - 0.8%
Teleflex, Inc., 4.25%, 6/1/2028[3]	10,970,000	$10,709,795

Health Care Providers & Services - 5.6%
AdaptHealth LLC, 4.625%, 8/1/2029[3]	20,175,000	19,019,566
Owens & Minor, Inc., 6.625%, 4/1/2030[3]	31,151,000	29,241,543
Prime Healthcare Services, Inc., 9.375%, 9/1/2029[3]	19,985,000	19,709,416
Radiology Partners, Inc., 8.50%, 7/15/2032[3]	9,155,000	9,182,396
		77,152,921
Life Science Tools & Service - 1.5%
Star Parent, Inc., 9.00%, 10/1/2030[3]	19,750,000	20,800,537

Pharmaceuticals - 1.5%
Organon & Co. - Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/2031[3]	24,875,000	21,640,636
Total Health Care		130,303,889

Industrials - 13.6%
Commercial Services & Supplies - 3.8%
CoreCivic, Inc., 4.75%, 10/15/2027	12,921,000	12,679,865
Matthews International Corp., 8.625%, 10/1/2027[3]	15,350,000	15,969,983
Prime Security Services Borrower LLC - Prime Finance, Inc., 3.375%, 8/31/2027[3]	13,288,000	12,852,544
The GEO Group, Inc., 8.625%, 4/15/2029	10,830,000	11,465,255
		52,967,647
Construction & Engineering - 0.6%
Moreld AS (Norway), 9.875%, 2/11/2030	8,600,000	8,497,450

Electrical Equipment - 1.2%
Atkore, Inc., 4.25%, 6/1/2031[3]	18,320,000	16,925,770

Ground Transportation - 1.4%
Beacon Mobility Corp., 7.25%, 8/1/2030[3]	19,235,000	19,632,850

Machinery - 0.7%
Mueller Water Products, Inc., 4.00%, 6/15/2029[3]	9,402,000	9,014,969

Marine Transportation - 1.6%
Contships Logistics Corp. (Greece), 9.00%, 2/11/2030	14,750,000	14,170,802
Navios South American Logistics, Inc. (Uruguay), 8.875%, 7/14/2030[3]	7,000,000	7,508,794
		21,679,596
Passenger Airlines - 4.0%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	799,753	802,404
American Airlines, Inc. - AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029[3]	20,330,000	20,377,548

The accompanying notes are an integral part of the financial statements.

2

High Yield Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	9,649,957	$9,440,352
Series 2019-2, Class B, 3.50%, 5/1/2028	3,571,944	3,361,461
VistaJet Malta Finance plc - Vista Management Holding, Inc. (Switzerland), 9.50%, 6/1/2028[3]	19,982,000	20,523,702
		54,505,467
Trading Companies & Distributors - 0.3%
Airborne Capital USA LLC, 10.50%, 8/2/2029	5,000,000	4,338,953
Total Industrials		187,562,702

Information Technology - 2.9%
Communications Equipment - 1.2%
Connect Finco S.A.R.L - Connect U.S. Finco LLC (United Kingdom), 9.00%, 9/15/2029[3]	16,535,000	16,646,133

Software - 1.7%
Dye & Durham Ltd. (Canada), 8.625%, 4/15/2029[3]	11,185,000	11,707,241
RingCentral, Inc., 8.50%, 8/15/2030[3]	10,570,000	11,303,995
		23,011,236
Total Information Technology		39,657,369

Materials - 7.2%
Chemicals - 1.3%
Cerdia Finanz GmbH (Germany), 9.375%, 10/3/2031[3]	16,640,000	17,259,867

Containers & Packaging - 1.5%
OI European Group B.V., 4.75%, 2/15/2030[3]	22,185,000	21,221,626

Metals & Mining - 3.2%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	16,000,000	16,593,369
Endeavour Mining plc (Côte d'Ivoire), 7.00%, 5/28/2030[3]	20,540,000	20,693,764
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/15/2020, cost $1,518,841)[4,5]	6,535,000	65
Pembroke Olive Downs Pty Ltd. (Australia), 11.50%, 2/18/2030	7,415,000	7,230,550
		44,517,748
Paper & Forest Products - 1.2%
Magnera Corp., 7.25%, 11/15/2031[3]	17,210,000	16,196,830
Total Materials		99,196,071
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 0.7%
Industrial REITs - 0.4%
IIP Operating Partnership LP, 5.50%, 5/25/2026	5,455,000	$5,319,349

Specialized REITs - 0.3%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021- 07/08/2022, cost $4,114,250)[4]	4,355,000	4,352,163
Total Real Estate		9,671,512

Utilities - 4.1%
Electric Utilities - 2.2%
Alexander Funding Trust II, 7.467%, 7/31/2028[3]	12,540,000	13,409,874
Atlantica Sustainable Infrastructure Ltd. (Spain), 4.125%, 6/15/2028[3]	17,826,000	17,071,755
		30,481,629
Independent Power and Renewable Electricity Producers - 1.9%
Palomino Funding Trust I, 7.233%, 5/17/2028[3]	3,738,000	3,960,383
TerraForm Power Operating LLC, 4.75%, 1/15/2030[3]	22,487,000	21,527,946
		25,488,329
Total Utilities		55,969,958

TOTAL CORPORATE BONDS (Identified Cost $1,315,002,370)		1,308,418,718

ASSET-BACKED SECURITIES - 0.2%

Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]
(Identified Cost $3,449,779)	3,449,779	3,461,149

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.325%, 7/25/2029 (Acquired 07/24/2023, cost $2,399,178)[2,4]
(Identified Cost $2,399,178)	2,399,178	2,398,905

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[6]
(Identified Cost $47,325,924)	47,325,924	$47,325,924

TOTAL INVESTMENTS - 99.9% (Identified Cost $1,386,058,930)		1,379,521,358
OTHER ASSETS, LESS LIABILITIES - 0.1%		1,024,304
NET ASSETS - 100%		$1,380,545,662

REIT - Real Estate Investment Trust

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of June 30, 2025.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2025 was $1,040,305,995, which represented 75.4% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2025 was $23,724,175, or 1.7% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Rate shown is the current yield as of June 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2025 (unaudited)

ASSETS:

Investments, at value (identified cost $1,386,058,930) (Note 2)	$1,379,521,358
Cash	13,613
Interest receivable	23,375,499
Receivable for securities sold	15,723,465
Receivable for fund shares sold	2,135,749
Dividends receivable	112,136

TOTAL ASSETS	1,420,881,820

LIABILITIES:

Accrued management fees[1]	448,199
Accrued sub-transfer agent fees[1]	356,970
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	41,644
Accrued fund accounting and administration fees[1]	15,774
Accrued Chief Compliance Officer service fees[1]	1,648
Directors’ fees payable[1]	1,592
Payable for securities purchased	37,580,061
Payable for fund shares repurchased	1,796,054
Other payables and accrued expenses	94,216

TOTAL LIABILITIES	40,336,158

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$1,380,545,662

NET ASSETS CONSIST OF:

Capital stock	$1,420,787
Additional paid-in-capital	1,396,082,638
Total distributable earnings (loss)	(16,957,763)

TOTAL NET ASSETS	$1,380,545,662

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($203,373,828/20,832,505 shares)	$9.76

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($1,051,012,221/108,250,026 shares)	$9.71

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($11,230,837/1,158,021 shares)	$9.70

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($114,928,776/11,838,144 shares)	$9.71

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME:

Interest	$54,579,825
Dividends	1,109,401

Total Investment Income	55,689,226

EXPENSES:

Management fees (Note 3)	2,726,232
Sub-transfer agent fees (Note 3)	809,015
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	268,021
Directors’ fees (Note 3)	87,957
Fund accounting and administration fees (Note 3)	75,166
Chief Compliance Officer service fees (Note 3)	4,384
Custodian fees	18,069
Recoupment of past waived and/or reimbursed fees (Note 3)	26,584
Miscellaneous	257,251

Total Expenses	4,272,679
Less reduction of expenses (Note 3)	(10,854)

Net Expenses	4,261,825

NET INVESTMENT INCOME	51,427,401

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(6,092,262)

Net change in unrealized appreciation (depreciation) on investments	(9,157,480)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(15,249,742)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,177,659

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/25 (UNAUDITED)	FOR THE YEAR ENDED 12/31/24

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$51,427,401	$72,427,958
Net realized gain (loss) on investments	(6,092,262)	11,630,247
Net change in unrealized appreciation (depreciation) on investments	(9,157,480)	379,335

Net increase (decrease) from operations	36,177,659	84,437,540

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(7,453,515)	(10,416,597)
Class I	(38,498,138)	(53,507,570)
Class W	(261,648)	(4,208,821)
Class Z	(3,252,213)	(4,484,288)

Total distributions to shareholders	(49,465,514)	(72,617,276)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	26,777,819	821,383,160

Net increase (decrease) in net assets	13,489,964	833,203,424

NET ASSETS:

Beginning of period	1,367,055,698	533,852,274

End of period	$1,380,545,662	$1,367,055,698

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.83	$9.56	$9.04	$10.37	$10.19	$10.10
Income (loss) from investment operations:
Net investment income[1]	0.35	0.72	0.71	0.60	0.53	0.57
Net realized and unrealized gain (loss) on investments	(0.08)	0.18	0.45	(1.40)	0.47	0.03
Total from investment operations	0.27	0.90	1.16	(0.80)	1.00	0.60
Less distributions to shareholders:
From net investment income	(0.34)	(0.63)	(0.60)	(0.51)	(0.47)	(0.51)
From net realized gain on investments	—	—	—	(0.02)	(0.35)	—
From return of capital	—	—	(0.04)	—	—	—
Total distributions to shareholders	(0.34)	(0.63)	(0.64)	(0.53)	(0.82)	(0.51)

Net asset value - End of period	$9.76	$9.83	$9.56	$9.04	$10.37	$10.19
Net assets - End of period (000’s omitted)	$203,374	$233,408	$73,871	$47,499	$47,108	$10,197
Total return[2]	2.79%	9.64%	13.31%	(7.69% )	9.99%	6.28%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90% [3,4]	0.90% [5]	0.90%	0.90%	0.90%	0.90%
Net investment income	7.27% [3]	7.32%	7.73%	6.23%	5.02%	5.91%
Series portfolio turnover	52%	96%	94%	93%	128%	208%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.06%	0.07%	0.05%	0.13%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.88%.

5Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.87%.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Financial Highlights - Class I1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.78	$9.60	$9.23	$10.73	$10.71	$10.72
Income (loss) from investment operations:
Net investment income[2]	0.37	0.74	0.75	0.67	0.58	0.63
Net realized and unrealized gain (loss) on investments	(0.09)	0.18	0.44	(1.48)	0.49	0.03
Total from investment operations	0.28	0.92	1.19	(0.81)	1.07	0.66
Less distributions to shareholders:
From net investment income	(0.35)	(0.74)	(0.77)	(0.67)	(0.62)	(0.67)
From net realized gain on investments	—	—	—	(0.02)	(0.43)	—
From return of capital	—	—	(0.05)	—	—	—
Total distributions to shareholders	(0.35)	(0.74)	(0.82)	(0.69)	(1.05)	(0.67)

Net asset value - End of period	$9.71	$9.78	$9.60	$9.23	$10.73	$10.71

Net assets - End of period (000’s omitted)	$1,051,012	$1,043,047	$352,946	$210,242	$67,760	$22,477
Total return[3]	2.95%	9.95%	13.63%	(7.50% )	10.27%	6.60%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.59% [4]	0.61% [5]	0.65%	0.65%	0.65%	0.65%
Net investment income	7.59% [4]	7.62%	7.99%	6.82%	5.28%	6.17%
Series portfolio turnover	52%	96%	94%	93%	128%	208%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.04%	0.04%	0.02%	0.10%

1Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.59%.

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.77	$9.54	$9.03	$10.36	$10.17	$10.08
Income (loss) from investment operations:
Net investment income[1]	0.38	0.81	0.78	0.66	0.63	0.64
Net realized and unrealized gain (loss) on investments	(0.08)	0.17	0.44	(1.38)	0.46	0.03
Total from investment operations	0.30	0.98	1.22	(0.72)	1.09	0.67
Less distributions to shareholders:
From net investment income	(0.37)	(0.75)	(0.66)	(0.59)	(0.55)	(0.58)
From net realized gain on investments	—	—	—	(0.02)	(0.35)	—
From return of capital	—	—	(0.05)	—	—	—
Total distributions to shareholders	(0.37)	(0.75)	(0.71)	(0.61)	(0.90)	(0.58)

Net asset value - End of period	$9.70	$9.77	$9.54	$9.03	$10.36	$10.17

Net assets - End of period (000’s omitted)	$11,231	$1,564	$77,661	$74,810	$137,215	$119,895
Total return[2]	3.19%	10.62%	14.11%	(6.92% )	10.89%	7.11%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [3]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	8.03% [3]	8.42%	8.50%	6.84%	5.92%	6.76%
Series portfolio turnover	52%	96%	94%	93%	128%	208%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.40%	[3,4]	0.40%	[5]	0.47%	0.46%	0.47%	0.54%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.37%.

5Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.38%.

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Financial Highlights - Class Z1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.78	$9.60	$9.23	$10.73	$10.69	$10.72
Income (loss) from investment operations:
Net investment income[2]	0.37	0.75	0.77	0.63	0.60	0.64
Net realized and unrealized gain (loss) on investments	(0.08)	0.18	0.43	(1.43)	0.50	0.01
Total from investment operations	0.29	0.93	1.20	(0.80)	1.10	0.65
Less distributions to shareholders:
From net investment income	(0.36)	(0.75)	(0.78)	(0.68)	(0.63)	(0.68)
From net realized gain on investments	—	—	—	(0.02)	(0.43)	—
From return of capital	—	—	(0.05)	—	—	—
Total distributions to shareholders	(0.36)	(0.75)	(0.83)	(0.70)	(1.06)	(0.68)

Net asset value - End of period	$9.71	$9.78	$9.60	$9.23	$10.73	$10.69

Net assets - End of period (000’s omitted)	$114,929	$89,037	$29,374	$3,148	$9,813	$1,931
Total return[3]	3.01%	10.01%	13.77%	(7.39% )	10.48%	6.59%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.47% [4]	0.50% [5]	0.50%	0.50%	0.50%	0.50%
Net investment income	7.68% [4]	7.70%	8.23%	6.38%	5.41%	6.32%
Series portfolio turnover	52%	96%	94%	93%	128%	208%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.06%	0.06%	0.07%	0.14%

1Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Without the recoupment, the ratio would have been 0.48%.

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series’ shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series’ prospectus. Please refer to the Series’ prospectus for additional information.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2025, 6.8 billion shares have been designated in total among 15 series, of which 225 million have been designated as High Yield Bond Series Class I common stock, 100 million have been designated to High Yield Bond Series Class Z Common Stock, 125 million have been designated as High Yield Bond Series Class S common stock and 50 million have been designated as High Yield Bond Series Class W common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

On September 6, 2024, a Reverse Stock Split, approved by the Fund’s Board of Directors, was executed for Classes I and Z of the Series after the close of trading. Shareholders who owned Classes I and Z shares of the Series received a proportional number of Classes I and Z shares of the Series. All share and per share amounts and disclosures in the financial statements and footnotes reflect the reverse stock split. Following the Reverse Stock Split, the total dollar value of a shareholder’s investment in the Series remained unchanged and each shareholder owned the same percentage (by value) of the Series as the shareholder did immediately prior to the Reverse Stock Split.

Reverse Stock Split Ratios for the impacted Classes are as follows:

CLASS	REVERSE STOCK SPLIT RATIO (old to new)
Class I	1 : 0.805208
Class Z	1 : 0.806250

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided

12

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in

13

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$17,916,662	$—	$17,916,662	$—
Corporate debt:
Communication Services	147,663,874	—	147,663,874	—
Consumer Discretionary	128,289,056	—	128,289,056	—
Consumer Staples	40,451,837	—	40,451,837	—
Energy	118,452,136	—	118,452,136	—
Financials	351,200,314	—	351,200,314	—
Health Care	130,303,889	—	130,303,889	—
Industrials	187,562,702	—	187,562,702	—
Information Technology	39,657,369	—	39,657,369	—
Materials	99,196,071	—	99,196,071	—
Real Estate	9,671,512	—	9,671,512	—
Utilities	55,969,958	—	55,969,958	—
Asset-backed securities	3,461,149	—	3,461,149	—
Commercial mortgage-backed securities	2,398,905	—	2,398,905	—
Short-Term Investment	47,325,924	47,325,924	—	—
Total assets	$1,379,521,358	$47,325,924	$1,332,195,434	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or June 30, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2025.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2025.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2021 through December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2025, the sub-transfer agency expenses incurred by Class S and Class I were $172,822 and $636,192, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.65% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.50% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $10,854 in management fees for Class W For the six months ended June 30, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class S, Class I, Class W, and Class Z, respectively, for the six months ended June 30, 2025.

For the six months ended June 30, 2025, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

CLASS	RECOUPED AMOUNT
Class S	$25,707
Class W	877

As of June 30, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2025	2026	2027	2028	TOTAL
Class S	$—	$1,282	$—	$—	$1,282
Class W	64,762	50,476	—	—	115,238

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

4.	Segment Reporting (continued)

available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $692,189,129 and $682,084,336, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,112,363	$40,346,873	22,119,636	$216,724,934
Reinvested	709,045	6,920,442	973,501	9,548,144
Repurchased	(7,726,121)	(75,135,386)	(7,082,554)	(69,253,349)
Total	(2,904,713)	$(27,868,071)	16,010,583	$157,019,729

CLASS I	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES[1]	AMOUNT
Sold	27,148,168	$265,001,987	88,675,345	$866,567,140
Reinvested	3,854,701	37,404,723	5,394,973	52,616,454
Repurchased	(29,405,949)	(283,621,000)	(24,185,966)	(236,341,822)
Total	1,596,920	$18,785,710	69,884,352	$682,841,772

CLASS W	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,075,844	$10,356,153	10,818,993	$103,251,917
Reinvested	27,220	261,648	429,647	4,132,052
Repurchased	(105,243)	(1,012,510)	(19,225,002)	(186,044,049)
Total	997,821	$9,605,291	(7,976,362)	$(78,660,080)

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES[1]	AMOUNT
Sold	9,087,204	$87,001,361	14,559,950	$141,776,983
Reinvested	133,642	1,297,109	195,935	1,909,293
Repurchased	(6,485,702)	(62,043,581)	(8,713,063)	(83,504,537)
Total	2,735,144	$26,254,889	6,042,822	$60,181,739

19

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

1Share amounts have been adjusted for a reverse stock split effective after the close of business on September 6, 2024. See Note 1 of the Notes to Financial Statements.

Less than 1% of the shares oustanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the six months ended June 30, 2025, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2025.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

20

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

10.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character distribution paid for the year ended December 31, 2024 were as follows:

Ordinary income	$72,617,276

At June 30, 2025, identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,388,948,328
Unrealized appreciation	25,080,311
Unrealized depreciation	(34,507,281)
Net unrealized depreciation	$(9,426,970)

As of December 31, 2024, the Series had net long-term capital loss carryforwards of $2,987,533, which may be carried forward indefinitely.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

21

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

22

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

23

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

24

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statements and Other Information - Annual

6.	Financial Statements and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-06/25-SAR

25

www.manning-napier.com

Manning & Napier Fund, Inc.

Credit Series

Credit Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 33.3%

Non-Convertible Corporate Bonds- 33.3%
Communication Services - 2.3%
Entertainment - 1.5%
The Walt Disney Co., 6.65%, 11/15/2037	1,970,000	$2,255,065
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	2,620,000	2,435,409
		4,690,474
Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	2,510,000	2,484,655
Total Communication Services		7,175,129

Consumer Discretionary - 2.5%
Broadline Retail - 1.5%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	5,235,000	4,620,998

Household Durables - 0.8%
DR Horton, Inc., 4.85%, 10/15/2030	2,380,000	2,400,601

Specialty Retail - 0.2%
Ross Stores, Inc., 1.875%, 4/15/2031	810,000	694,048
Total Consumer Discretionary		7,715,647

Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,380,000	3,627,494
Energy Transfer LP,
7.375%, 2/1/2031[2]	2,330,000	2,442,159
6.50%, 2/1/2042	3,465,000	3,598,413
Kinder Morgan, Inc., 4.80%, 2/1/2033	1,970,000	1,940,855
Total Energy		11,608,921

Financials - 17.0%
Banks - 11.9%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,015,000	3,604,516
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	3,630,000	3,526,736
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[3]	2,310,000	2,313,856
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[3]	2,330,000	2,428,802
Huntington Bancshares, Inc., 2.55%, 2/4/2030	2,590,000	2,369,914
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	5,900,000	5,886,581
KeyBank NA, 5.85%, 11/15/2027	2,200,000	2,270,457

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	3,600,000	$3,647,070
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	3,795,000	3,530,429
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	3,360,000	3,381,274
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[3]	3,350,000	3,423,657
		36,383,292
Capital Markets - 1.5%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	3,390,000	3,543,480
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,3,4]	1,250,000	1,210,239
		4,753,719
Consumer Finance - 1.6%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[3]	4,310,000	4,868,944

Insurance - 2.0%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	1,210,000	1,229,159
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	1,210,000	1,233,389
New York Life Global Funding, 4.70%, 1/29/2029[2]	1,210,000	1,227,350
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	2,325,000	2,444,994
		6,134,892
Total Financials		52,140,847

Industrials - 1.9%
Ground Transportation - 0.4%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[3]	1,220,000	1,221,145

Trading Companies & Distributors - 1.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,450,000	2,334,347
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	2,320,000	2,283,524
		4,617,871
Total Industrials		5,839,016

The accompanying notes are an integral part of the financial statements.

1

Credit Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.7%
Metals & Mining - 0.7%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,346,913	$2,317,669

Real Estate - 2.8%
Retail REITs - 0.8%
Simon Property Group LP, 2.65%, 2/1/2032	2,921,000	2,574,206

Specialized REITs - 2.0%
Safehold GL Holdings LLC, 6.10%, 4/1/2034	2,416,000	2,518,663
SBA Tower Trust, 6.599%, 1/15/2028[2]	3,370,000	3,462,937
		5,981,600
Total Real Estate		8,555,806

Utilities - 2.3%
Electric Utilities - 0.8%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	2,290,000	2,448,853

Independent Power and Renewable Electricity Producers - 1.5%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	4,245,000	4,497,546
Total Utilities		6,946,399

TOTAL CORPORATE BONDS (Identified Cost $100,835,036)		102,299,434

ASSET-BACKED SECURITIES - 17.0%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,600,000	1,622,248
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054[2]	2,000,000	1,962,532
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,113,712	2,091,407
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	895,325	840,928
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[2]	2,000,000	2,024,945
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	990,000	1,048,978
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	441,860	394,405
Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	1,500,000	1,503,027
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	866,546
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,350,000	1,344,854

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.455%, 11/27/2073[2,5]	1,176,845	$1,179,786
FIP Master Funding LLC, Series 2024-1A, Class A1, 4.88%, 10/15/2054[2]	1,996,759	1,976,644
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,525,000	1,467,862
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	621,205	521,790
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, (Cayman Islands), 5.375%, 9/15/2049[2]	2,502,500	2,501,707
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,400,000	2,415,350
HTS Fund II LLC, Series 2025-1, Class A, 5.351%, 6/23/2045[2]	1,350,000	1,349,977
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.728%, 2/15/2039[2,5]	1,500,000	1,467,134
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	1,500,000	1,509,299
Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.470%, 12/27/2066[2,5]	1,316,366	1,307,229
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	330,855	311,261
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	248,868	226,587
Nelnet Student Loan Trust,
Series 2006-2, Class A7, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.842%), 5.205%, 1/26/2037[2,5]	1,805,373	1,781,921
Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.120%, 3/26/2040[2,5]	414,830	412,437
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	1,775,244	1,739,516
Oxford Finance Credit Fund III LP, Series 2025-A, Class A2, 5.878%, 8/14/2034[2]	1,900,000	1,908,075
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,678,283	1,669,679
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,899,619	1,905,880
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	282,177	279,881
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,067,763	1,089,926

The accompanying notes are an integral part of the financial statements.

2

Credit Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

PEAR LLC, (continued)
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	629,382	$634,436
PHEAA Student Loan Trust, Series 2016-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.264%), 5.570%, 9/25/2065[2,5]	315,754	316,570
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,425,000	1,334,795
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 4.755%, 12/15/2039[5]	2,797,544	2,684,796
SLM Student Loan Trust,
Series 2011-2, Class A2, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.314%), 5.620%, 10/25/2034[5]	323,197	323,629
Series 2013-6, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.070%, 6/26/2028[5]	933,400	919,022
SMB Private Education Loan Trust,
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	38,981	38,425
Series 2017-B, Class A2B, (1 mo. U.S. Secured Overnight Financing Rate + 0.864%), 5.176%, 10/15/2035[2,5]	176,545	176,154
Series 2024-E, Class A1A, 5.09%, 10/16/2056[2]	891,258	898,304
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	1,025,163
Tricon American Homes, Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,389,097	1,347,814
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,736,943
TOTAL ASSET-BACKED SECURITIES (Identified Cost $52,195,591)		52,157,862

COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.2%

Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.50%, 3/25/2046[2,6]	758,477	689,723
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	758,314	728,062
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.803%, 7/15/2029[2,5]	1,900,000	1,899,608
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	206,154	189,063
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,6]	3,448,124	3,077,809

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	3,472,006	$2,999,220
Series 2021-69, Class WJ, 1.50%, 10/25/2050	556,869	473,683
Finance of America Structured Securities Trust,
Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,400,133	1,382,281
Series 2025-S1, Class A1, 3.50%, 2/25/2075[2]	1,618,459	1,549,611
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50%, 9/25/2051[2,6]	727,784	592,018
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.438%, 1/25/2030[6]	14,956,069	751,620
Freddie Mac REMICS,
Series 5189, Class CP, 2.50%, 6/25/2049	3,691,101	3,214,351
Series 5501, Class JL, 3.50%, 6/25/2048	1,850,000	1,478,977
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	210,451	178,654
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,6]	715,562	633,296
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	475,356	421,255
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	549,946	487,307
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,6]	1,624,456	1,378,722
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.393%), 5.705%, 3/15/2042[2,5]	1,640,000	1,640,255
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	646,044	550,904
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,7]	1,126,220	1,044,852
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	1,043,750	1,027,703
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%, 10/25/2046[2,6]	461,173	432,954
Series 2019-INV3, Class A3, 3.50%, 5/25/2050[2,6]	535,036	474,570
Series 2019-INV3, Class A3A, 3.00%, 5/25/2050[2,6]	402,558	341,736
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,6]	2,322,242	1,803,814
Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,6]	1,557,851	1,321,756

The accompanying notes are an integral part of the financial statements.

3

Credit Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A3, 4.446%, 1/25/2063[2,6]	1,668,601	$1,597,909
Series 2025-1, Class A3, 3.700%, 1/25/2063[2,6]	1,140,000	1,021,313
JPMorgan Wealth Management, Series 2020-ATR1, Class A3, 3.00%, 2/25/2050[2,6]	1,838,342	1,585,239
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.509%, 4/5/2042[2,6]	1,000,000	872,103
NYMT Loan Trust, Series 2025-INV1, Class A1, 5.402%, 4/25/2060[2,7]	1,730,887	1,730,926
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,7]	2,036,152	2,042,785
Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,6]	318,125	293,408
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.325%, 7/25/2029 (Acquired 07/24/2023, cost $2,399,178)[5,8]	2,399,178	2,398,905
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	594,814	507,824
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	1,274,440	1,029,741
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	753,438	612,550
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,6]	814,639	718,842
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	762,388	740,592
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%, 5/25/2043[2,6]	420,226	369,345
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,6]	3,207,303	2,914,464
Series 2017-3, Class A19, 3.50%, 4/25/2047[2,6]	1,292,215	1,146,167
Series 2023-2, Class A4, 5.00%, 3/25/2053[2,6]	3,107,019	3,055,770
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.443%), 5.755%, 2/15/2042[2,5]	1,500,000	1,487,430
Verus Securitization Trust, Series 2024-R1, Class A2, 5.47%, 9/25/2069[2,7]	1,521,467	1,520,424
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.742%), 6.057%, 6/15/2042[2,5]	1,360,000	1,377,108

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,6]	1,015,442	$934,565
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $61,462,580)		58,721,214

MUNICIPAL BONDS - 0.4%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $1,355,000)	1,355,000	1,268,103

U.S. GOVERNMENT AGENCIES - 28.2%

Mortgage-Backed Securities - 26.2%
Fannie Mae
Pool #MA4687, UMBS, 4.00%, 6/1/2042	3,552,277	3,411,424
Pool #FS3146, UMBS, 4.50%, 10/1/2042	2,722,463	2,695,130
Pool #MA4851, UMBS, 5.00%, 11/1/2042	3,208,989	3,233,256
Pool #FS5443, UMBS, 4.50%, 6/1/2043	3,068,145	3,011,002
Pool #BK0433, UMBS, 3.50%, 12/1/2049	4,815,677	4,356,868
Pool #FS9332, UMBS, 3.00%, 3/1/2050	3,124,857	2,777,568
Pool #FS4253, UMBS, 3.50%, 3/1/2050	3,046,744	2,792,917
Pool #FM6890, UMBS, 3.00%, 6/1/2050	1,627,639	1,434,987
Pool #CA6316, UMBS, 3.00%, 7/1/2050	1,332,975	1,156,751
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,169,868	1,913,693
Pool #FS1807, UMBS, 3.50%, 7/1/2051	3,469,354	3,169,546
Pool #FS1838, UMBS, 3.00%, 12/1/2051	3,789,512	3,318,988
Pool #BV5383, UMBS, 3.00%, 4/1/2052	2,229,193	1,950,555
Pool #MA4626, UMBS, 4.00%, 6/1/2052	3,413,275	3,184,410
Pool #MA4737, UMBS, 5.00%, 8/1/2052	3,272,475	3,223,636
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,069,912	2,079,290
Pool #CB6326, UMBS, 5.50%, 5/1/2053	3,379,600	3,387,683
Pool #BX9903, UMBS, 6.00%, 5/1/2053	2,054,443	2,118,362
Pool #FS9453, UMBS, 4.50%, 8/1/2053	2,880,718	2,768,148

The accompanying notes are an integral part of the financial statements.

4

Credit Series

Investment Portfolio - June 30, 2025

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS6206, UMBS, 5.50%, 10/1/2053	3,617,756	$3,658,402
Freddie Mac
Pool #RB5169, UMBS, 3.50%, 6/1/2042	2,694,148	2,546,245
Pool #SC0393, UMBS, 5.00%, 6/1/2043	2,689,098	2,702,086
Pool #SD8230, UMBS, 4.50%, 6/1/2052	4,171,308	4,003,032
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,061,646	3,079,614
Pool #QE9161, UMBS, 4.50%, 9/1/2052	3,346,647	3,210,862
Pool #SD8276, UMBS, 5.00%, 12/1/2052	5,731,261	5,650,308
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	3,682,705	3,637,430
Total Mortgage-Backed Securities (Identified Cost $81,994,711)		80,472,193
Other Agencies - 2.0%
Federal National Mortgage Association, 5.625%, 7/15/2037
(Identified Cost $5,967,324)	5,554,000	6,090,334

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $87,962,035)		86,562,527

SHORT-TERM INVESTMENT - 0.3%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[9]
(Identified Cost $972,137)	972,137	972,137

TOTAL INVESTMENTS - 98.4% (Identified Cost $304,782,379)		301,981,277
OTHER ASSETS, LESS LIABILITIES - 1.6%		4,937,482
NET ASSETS - 100%		$306,918,759

IO - Interest only

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2025 was $120,472,353, which represented 39.3% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2025.

4Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of the financial statements.

5

Credit Series

Investment Portfolio - June 30, 2025

(unaudited)

5Floating rate security. Rate shown is the rate in effect as of June 30, 2025.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2025.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2025.

8Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2025 was $2,398,905, or 0.8% of the Series’ Net Assets.

9Rate shown is the current yield as of June 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Credit Series

Statement of Assets and Liabilities

June 30, 2025 (unaudited)

ASSETS:

Investments, at value (identified cost $304,782,379) (Note 2)	$301,981,277
Cash	3,356
Receivable for securities sold	3,029,812
Interest receivable	1,897,198
Receivable for fund shares sold	108,475
Dividends receivable	14,034

TOTAL ASSETS	307,034,152

LIABILITIES:

Accrued fund accounting and administration fees[1]	21,115
Accrued management fees[1]	16,018
Accrued sub-transfer agent fees[1]	8,428
Accrued Chief Compliance Officer service fees[1]	1,648
Directors’ fees payable[1]	447
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	36
Professional fees payable	33,574
Payable for fund shares repurchased	13,242
Accrued printing and postage fees payable	11,527
Other payables and accrued expenses	9,358

TOTAL LIABILITIES	115,393

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$306,918,759

NET ASSETS CONSIST OF:

Capital stock	$337,796
Additional paid-in-capital	325,764,270
Total distributable earnings (loss)	(19,183,307)

TOTAL NET ASSETS	$306,918,759

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($180,760/19,889 shares)	$9.09

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($27,292,474/3,003,129 shares)	$9.09

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($279,445,525/30,756,563 shares)	$9.09

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

7

Credit Series

Statement of Operations

For the Six Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME:

Interest (net of foreign taxes withheld, $5,177)	$7,189,928
Dividends	150,108

Total Investment Income	7,340,036

EXPENSES:

Management fees (Note 3)	368,983
Fund accounting and administration fees (Note 3)	47,563
Directors’ fees (Note 3)	20,121
Sub-transfer agent fees (Note 3)	13,064
Chief Compliance Officer service fees (Note 3)	4,384
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	60
Registration and filing fees	39,222
Professional fees	32,204
Custodian fees	5,710
Miscellaneous	30,198

Total Expenses	561,509
Less reduction of expenses (Note 3)	(374,810)

Net Expenses	186,699

NET INVESTMENT INCOME	7,153,337

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(603,720)

Net change in unrealized appreciation (depreciation) on investments	5,500,825

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,897,105

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,050,442

The accompanying notes are an integral part of the financial statements.

8

Credit Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/25	YEAR ENDED
	(UNAUDITED)	12/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$7,153,337	$14,122,017
Net realized gain (loss) on investments	(603,720)	(2,773,151)
Net change in unrealized appreciation (depreciation) on investments	5,500,825	2,035,328

Net increase (decrease) from operations	12,050,442	13,384,194

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(1,211)	(66)
Class I	(446,411)	(619)
Class W	(6,430,114)	(14,062,802)

Total distributions to shareholders	(6,877,736)	(14,063,487)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	22,621,222	(11,901,054)

Net increase (decrease) in net assets	27,793,928	(12,580,347)

NET ASSETS:

Beginning of period	279,124,831	291,705,178

End of period	$306,918,759	$279,124,831

The accompanying notes are an integral part of the financial statements.

9

Credit Series

Financial Highlights - Class S

	FOR THE
	SIX MONTHS	FOR THE
	ENDED	PERIOD
	6/30/25	9/23/24[1] TO
	(UNAUDITED)	12/31/24
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.93	$9.21
Income (loss) from investment operations:
Net investment income[2]	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.16	(0.27)
Total from investment operations	0.35	(0.16)
Less distributions to shareholders:
From net investment income	(0.19)	(0.12)

Net asset value - End of period	$9.09	$8.93
Net assets - End of period (000’s omitted)	$181	$5
Total return[3]	3.93%	(1.73% )
Ratios (to average net assets)/Supplemental Data:
Expenses	0.66% [4]	0.63% [4]
Net investment income	4.28% [4]	4.40% [4]
Series portfolio turnover	14%	35%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Credit Series

Financial Highlights - Class I

	FOR THE
	SIX MONTHS	FOR THE
	ENDED	PERIOD
	6/30/25	9/23/24[1]TO
	(UNAUDITED)	12/31/24
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.93	$9.21
Income (loss) from investment operations:
Net investment income[2]	0.20	0.11
Net realized and unrealized gain (loss) on investments	0.15	(0.26)
Total from investment operations	0.35	(0.15)
Less distributions to shareholders:
From net investment income	(0.19)	(0.13)

Net asset value - End of period	$9.09	$8.93
Net assets - End of period (000’s omitted)	$27,292	$111
Total return[3]	3.98%	(1.67% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50% [4]	0.50% [4]
Net investment income	4.47% [4]	4.46% [4]
Series portfolio turnover	14%	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.01%	[4]	0.01%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Credit Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/25 (UNAUDITED)		12/31/24	12/31/23	12/31/22	12/31/21	FOR THE PERIOD 4/14/20[1] TO 12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.93		$8.96	$8.74	$10.15	$10.60	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.22		0.43	0.38	0.30	0.23	0.19
Net realized and unrealized gain (loss) on investments	0.15		(0.03)	0.24	(1.42)	(0.22)	0.68
Total from investment operations	0.37		0.40	0.62	(1.12)	0.01	0.87
Less distributions to shareholders:
From net investment income	(0.21)		(0.43)	(0.38)	(0.28)	(0.24)	(0.18)
From net realized gain on investments	—		—	—	(0.01)	(0.22)	(0.09)
From return of capital	—		—	(0.02)	—	—	—
Total distributions to shareholders	(0.21)		(0.43)	(0.40)	(0.29)	(0.46)	(0.27)
Net asset value - End of period	$9.09		$8.93	$8.96	$8.74	$10.15	$10.60
Net assets - End of period (000’s omitted)	$279,446		$279,009	$291,705	$265,822	$206,477	$192,127
Total return[3]	4.16%		4.56%	7.30%	(11.13% )	0.02%	8.77%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[4]	0.10%	0.10% [5]	0.10%	0.10%	0.10% [4]
Net investment income	4.87%	[4]	4.79%	4.31%	3.25%	2.23%	2.52% [4]
Series portfolio turnover	14%		35%	42%	44%	69%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.27%	[4]	0.28%	0.26%	0.26%	0.27%	0.33%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

The accompanying notes are an integral part of the financial statements.

12

Credit Series

Notes to Financial Statements

(unaudited)

1.	Organization

Credit Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares are only offered to discretionary investment accounts and other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2025, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated for each as Credit Series Class S common stock, Credit Series Class I common stock, Credit Series Class W common stock and Credit Series Class Z common stock. Class Z common stock is not currently offered for sale.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity,

13

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$86,562,527	$—	$86,562,527	$—
States and political subdivisions (municipals)	1,268,103	—	1,268,103	—
Corporate debt:
Communication Services	7,175,129	—	7,175,129	—
Consumer Discretionary	7,715,647	—	7,715,647	—
Energy	11,608,921	—	11,608,921	—

14

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Financials	$52,140,847	$—	$52,140,847	$—
Industrials	5,839,016	—	5,839,016	—
Materials	2,317,669	—	2,317,669	—
Real Estate	8,555,806	—	8,555,806	—
Utilities	6,946,399	—	6,946,399	—
Asset-backed securities	52,157,862	—	52,157,862	—
Commercial mortgage-backed
securities	58,721,214	—	58,721,214	—
Short-Term Investment	972,137	972,137	—	—
Total assets	$301,981,277	$972,137	$301,009,140	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or June 30, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized

15

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2025.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and

16

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2025.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2021 through December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

17

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2025, the sub-transfer agency expenses incurred by Class S and Class I were $17 and $13,047, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I or Class W shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fees and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of

18

Credit Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $346,418 in management fees for Class W shares for the six months ended June 30, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $722 and $27,670 for Class I and Class W, respectively, for the six months ended June 30, 2025. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2025	2026	2027	2028	TOTAL
Class I	$—	$—	$1	$722	$723
Class W	18,070	18,809	84,863	27,670	149,412

For the six months ended June 30, 2025, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $40,354,467 and $15,477,747, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $20,815,480 and $24,103,429, respectively.

19

Credit Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class S, Class I and Class W shares of Credit Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE PERIOD 9/23/24 (COMMENCEMENT OF OPERATIONS) TO 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	19,218	$172,506	543	$5,000
Reinvested	134	1,211	7	66
Repurchased	(13)	(113)	—	—
Total	19,339	$173,604	550	$5,066

CLASS I	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE PERIOD 9/23/24 (COMMENCEMENT OF OPERATIONS) TO 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,999,695	$26,948,252	12,338	$110,990
Reinvested	49,460	446,411	69	619
Repurchased	(58,428)	(528,218)	(5)	(49)
Total	2,990,727	$26,866,445	12,402	$111,560

CLASS W	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,449,544	$13,039,532	5,657,058	$50,237,463
Reinvested	708,130	6,386,625	1,555,976	13,922,979
Repurchased	(2,648,854)	(23,844,984)	(8,515,273)	(76,178,122)
Total	(491,180)	$(4,418,827)	(1,302,239)	$(12,017,680)

Approximately 91% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the six months ended June 30, 2025, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these

20

Credit Series

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments (continued)

contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2025.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net assets. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2024 were as follows:

Ordinary income	$14,063,487

At June 30, 2025, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$304,995,755
Unrealized appreciation	4,094,628
Unrealized depreciation	(7,109,106)
Net unrealized depreciation	$(3,014,478)

As of December 31, 2024, the Series had net short-term capital loss carryforwards of $3,570,481 and net long-term capital loss carryforwards of $12,327,652, which may be carried forward indefinitely.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

21

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

22

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

23

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

24

Credit Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCRE-06/25-SAR

25

www.manning-napier.com

Manning & Napier Fund, Inc.

Callodine Equity Income Series

Callodine Equity Income Series

Investment Portfolio - June 30, 2025

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.5%

Communication Services - 4.4%
Interactive Media & Services - 4.4%
Match Group, Inc.	270,000	$8,340,300
Consumer Discretionary - 15.0%
Diversified Consumer Services - 2.7%
Perdoceo Education Corp.	156,621	5,119,940
Hotels, Restaurants & Leisure - 3.5%
Jack in the Box, Inc.	373,055	6,513,540
Multiline Retail - 1.0%
Target Corp.	20,000	1,973,000
Textiles, Apparel & Luxury Goods - 7.8%
Wolverine World Wide, Inc.	815,671	14,747,332
Total Consumer Discretionary		28,353,812
Consumer Staples - 10.3%
Consumer Staples Distribution & Retail - 2.3%
Walgreens Boots Alliance, Inc.	384,320	4,411,994
Household Products - 6.5%
Spectrum Brands Holdings, Inc.	230,000	12,190,000
Tobacco - 1.5%
British American Tobacco plc - ADR (United Kingdom)	60,000	2,839,800
Total Consumer Staples		19,441,794
Energy - 19.0%
Energy Equipment & Services - 1.2%
Liberty Energy, Inc.	200,000	2,296,000
Oil, Gas & Consumable Fuels - 17.8%
Delek U.S. Holdings, Inc.	237,007	5,019,808
Energy Transfer LP	690,000	12,509,700
Genesis Energy LP	470,287	8,103,045
Plains All American Pipeline LP	150,000	2,748,000
Shell plc - ADR	75,000	5,280,750
		33,661,303
Total Energy		35,957,303
Financials - 15.2%
Banks - 2.3%
Citigroup, Inc.	34,674	2,951,451
M&T Bank Corp.	7,500	1,454,925
		4,406,376
Capital Markets - 3.9%
Blue Owl Capital, Inc.	380,000	7,299,800
Consumer Finance - 4.8%
Capital One Financial Corp.	42,595	9,062,512
Financial Services - 4.2%
Equitable Holdings, Inc.	75,000	4,207,500
Global Payments, Inc.	45,812	3,666,793
		7,874,293
Total Financials		28,642,981

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 22.1%
Health Care Equipment & Supplies - 6.0%
Baxter International, Inc.	375,000	$11,355,000
Health Care Providers & Services - 3.6%
CVS Health Corp.	100,000	6,898,000
Pharmaceuticals - 12.5%
GSK plc - ADR	183,292	7,038,413
Sanofi S.A. - ADR	165,000	7,971,150
Viatris, Inc.	960,000	8,572,800
		23,582,363
Total Health Care		41,835,363
Industrials - 1.9%
Professional Services - 1.9%
SS&C Technologies Holdings, Inc.	43,615	3,611,322
Materials - 2.4%
Chemicals - 1.4%
OCI N.V. (Netherlands)	300,000	2,713,011
Containers & Packaging - 1.0%
Sealed Air Corp.	60,000	1,861,800
Total Materials		4,574,811
Real Estate - 2.3%
Retail REITs - 2.3%
Realty Income Corp.	75,000	4,320,750
Utilities - 5.9%
Gas Utilities - 1.7%
UGI Corp.	90,000	3,277,800
Multi-Utilities - 4.2%
Algonquin Power & Utilities Corp. (Canada)	1,375,000	7,878,750
Total Utilities		11,156,550
TOTAL COMMON STOCKS (Identified Cost $189,107,418)		186,234,986

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[1]
(Identified Cost $1,044,117)	1,044,117	1,044,117

TOTAL INVESTMENTS - 99.1% (Identified Cost $190,151,535)		187,279,103
OTHER ASSETS, LESS LIABILITIES - 0.9%		1,755,810
NET ASSETS - 100%		$189,034,913

The accompanying notes are an integral part of the financial statements.

1

Callodine Equity Income Series

Investment Portfolio - June 30, 2025

(unaudited)

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

1Rate shown is the current yield as of June 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

2

Callodine Equity Income Series

Statement of Assets and Liabilities

June 30, 2025 (unaudited)

ASSETS:

Investments, at value (identified cost $190,151,535) (Note 2)	$187,279,103
Receivable for securities sold	1,482,069
Dividends receivable	315,035
Receivable for fund shares sold	198,017
Foreign tax reclaims receivable	396

TOTAL ASSETS	189,274,620

LIABILITIES:

Accrued management fees[1]	103,625
Accrued sub-transfer agent fees[1]	57,474
Accrued fund accounting and administration fees[1]	12,975
Accrued Chief Compliance Officer service fees[1]	1,672
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	564
Directors' fees payable[1]	172
Professional fees payable	22,983
Accrued printing and postage fees payable	20,688
Payable for fund shares repurchased	1,250
Other payables and accrued expenses	18,304

TOTAL LIABILITIES	239,707

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$189,034,913

NET ASSETS CONSIST OF:

Capital stock	$144,857
Additional paid-in-capital	182,745,060
Total distributable earnings (loss)	6,144,996

TOTAL NET ASSETS	$189,034,913

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($2,769,714/213,018 shares)	$13.00

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($177,324,352/13,588,087 shares)	$13.05

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($8,940,847/684,603 shares)	$13.06

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

3

Callodine Equity Income Series

Statement of Operations

For the Six Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $62,769)	$3,601,652

EXPENSES:

Management fees (Note 3)	568,836
Sub-transfer agent fees (Note 3)	107,946
Fund accounting and administration fees (Note 3)	30,218
Directors’ fees (Note 3)	9,522
Chief Compliance Officer service fees (Note 3)	4,373
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	3,246
Custodian fees	3,940
Recoupment of past waived and/or reimbursed fees (Note 3)	553
Miscellaneous	76,424

Total Expenses	805,058
Less reduction of expenses (Note 3)	(32,134)

Net Expenses	772,924

NET INVESTMENT INCOME	2,828,728

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	4,311,475
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(8,595,910)
Foreign currency and translation of other assets and liabilities	20

(8,595,890)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,284,415)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,455,687)

The accompanying notes are an integral part of the financial statements.

4

Callodine Equity Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/25 (UNAUDITED)	FOR THE YEAR ENDED 12/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,828,728	$4,109,033
Net realized gain (loss) on investments	4,311,475	15,550,815
Net change in unrealized appreciation (depreciation) on investments	(8,595,890)	1,590,928

Net increase (decrease) from operations	(1,455,687)	21,250,776

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(38,678)	(251,377)
Class I	(2,572,610)	(16,285,632)
Class Z	(139,628)	(317,845)

Total distributions to shareholders	(2,750,916)	(16,854,854)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	59,185,808	60,593,825

Net increase (decrease) in net assets	54,979,205	64,989,747

NET ASSETS:

Beginning of period	134,055,708	69,065,961

End of period	$189,034,913	$134,055,708

The accompanying notes are an integral part of the financial statements.

5

Callodine Equity Income Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/25 (UNAUDITED)	FOR THE YEAR ENDED 12/31/24	FOR THE PERIOD 10/23/23[1] TO 12/31/23

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.30	$12.24	$10.88

Income (loss) from investment operations:
Net investment income[2]	0.21	0.59	0.12
Net realized and unrealized gain (loss) on investments	(0.33)	2.35	1.34
Total from investment operations	(0.12)	2.94	1.46
Less distributions to shareholders:
From net investment income	(0.18)	(0.51)	(0.10)
From net realized gain on investments	—	(1.37)	—
Total distributions to shareholders	(0.18)	(1.88)	(0.10)

Net asset value - End of period	$13.00	$13.30	$12.24
Net assets - End of period (000’s omitted)	$2,770	$2,086	$132
Total return[3]	(0.87% )	23.75%	13.46%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20% [4,5]	1.20%	1.20%	[4]
Net investment income	3.26% [4]	4.21%	5.12%	[4]
Series portfolio turnover	26%	94%	27%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.32%	1.35%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have 1.16%.

The accompanying notes are an integral part of the financial statements.

6

Callodine Equity Income Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/25 (UNAUDITED)		FOR THE YEAR ENDED 12/31/24	FOR THE PERIOD 10/23/23[1] TO 12/31/23

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.34		$12.28	$10.91

Income (loss) from investment operations:
Net investment income[2]	0.22		0.55	0.11
Net realized and unrealized gain (loss) on investments	(0.32)		2.43	1.36
Total from investment operations	(0.10)		2.98	1.47
Less distributions to shareholders:
From net investment income	(0.19)		(0.55)	(0.10)
From net realized gain on investments	—		(1.37)	—
Total distributions to shareholders	(0.19)		(1.92)	(0.10)

Net asset value - End of period	$13.05		$13.34	$12.28
Net assets - End of period (000’s omitted)	$177,324		$129,182	$68,817
Total return[3]	(0.71%	)	24.03%	13.51%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.95%	[4]	0.95%	0.95%	[4]
Net investment income	3.46%	[4]	3.99%	4.78%	[4]
Series portfolio turnover	26%		94%	27%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04%	[4]	0.39%	1.41%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

7

Callodine Equity Income Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 6/30/25 (UNAUDITED)		FOR THE YEAR ENDED 12/31/24	FOR THE PERIOD 10/23/23[1] TO 12/31/23

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.35		$12.28	$10.91
Income (loss) from investment operations:
Net investment income[2]	0.26		0.75	0.14
Net realized and unrealized gain (loss) on investments	(0.35)		2.25	1.33
Total from investment operations	(0.09)		3.00	1.47
Less distributions to shareholders:
From net investment income	(0.20)		(0.56)	(0.10)
From net realized gain on investments	—		(1.37)	—
Total distributions to shareholders	(0.20)		(1.93)	(0.10)

Net asset value - End of period	$13.06		$13.35	$12.28
Net assets - End of period (000’s omitted)	$8,941		$2,788	$117
Total return[3]	(0.65%	)	24.24%	13.54%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.80%	[4]	0.80%	0.80%	[4]
Net investment income	4.14%	[4]	5.28%	5.91%	[4]
Series portfolio turnover	26%		94%	27%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.05%	[4]	0.41%	1.65%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

8

Callodine Equity Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Callodine Equity Income Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Series’ investment objective is to seek to provide strong risk-adjusted total returns with low market correlation and preservation of capital.

The Series is authorized to issue three classes of shares (Class S, I, and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). The investment sub-advisor of the Series is Callodine Capital Management, LP (“Callodine” or the “Sub-Advisor”), an affiliate of the Advisor. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2025, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated for each as Callodine Equity Income Series Class I common stock, Callodine Equity Income Series Class S common stock, and Callodine Equity Income Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee

9

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$8,340,300	$8,340,300	$—	$—
Consumer Discretionary	28,353,812	28,353,812	—	—
Consumer Staples	19,441,794	19,441,794	—	—
Energy	35,957,303	35,957,303	—	—
Financials	28,642,981	28,642,981	—	—
Health Care	41,835,363	41,835,363	—	—
Industrials	3,611,322	3,611,322	—	—
Materials	4,574,811	1,861,800	2,713,011	—
Real Estate	4,320,750	4,320,750	—	—
Utilities	11,156,550	11,156,550	—	—
Short-Term Investment	1,044,117	1,044,117	—	—
Total assets	$187,279,103	$184,566,092	$2,713,011	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2024 or June 30, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and

10

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncement (continued)

are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

11

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2023 and the year ended December 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets. The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series' organization and generally administer the affairs of the Fund. The Advisor also selects and oversees the Sub-Advisor, who is responsible for management of the Series' portfolio and the execution of securities transactions. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2025, the sub-transfer agency expenses incurred by Class S and Class I were $742 and $107,204, respectively.

Pursuant to an expense limitation agreement, Manning & Napier Advisors, LLC (the “Advisor”) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each

12

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Class, exclusive of Distribution and Service (12b-1) Fees (“excluded expenses”), do not exceed 0.95% of the average daily net assets of the Class I and Class S shares, and 0.80% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses does not apply to AFFE, which are expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $30,509 and $1,625 for Class I and Class Z, respectively, for the six months ended June 30, 2025. These amounts are included as a reduction of expenses on the Statement of Operations.

For the six months ended June 30, 2025, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

CLASS	RECOUPED AMOUNT
Class S	$553

As of June 30, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2026	2027	2028	TOTAL
Class S	$—	$3,144	$—	$3,144
Class I	164,676	395,433	30,509	590,618
Class Z	113	4,595	1,625	6,333

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make

13

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

4.	Segment Reporting (continued)

decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the six months ended June 30, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $101,278,708 and $40,939,770, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, and Class Z shares of Callodine Equity Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	121,112	$1,553,878	141,924	$1,941,114
Reinvested	2,951	38,362	18,119	248,317
Repurchased	(67,876)	(865,520)	(14,002)	(188,914)
Total	56,187	$726,720	146,041	$2,000,517

CLASS I	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,249,180	$68,800,576	4,914,037	$67,762,820
Reinvested	197,343	2,572,610	1,185,865	16,285,632
Repurchased	(1,540,700)	(19,238,703)	(2,022,999)	(28,232,885)
Total	3,905,823	$52,134,483	4,076,903	$55,815,567

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/25		FOR THE YEAR ENDED 12/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	545,292	$7,162,452	181,810	$2,536,670
Reinvested	10,293	134,275	20,239	278,577
Repurchased	(79,800)	(972,122)	(2,748)	(37,506)
Total	475,785	$6,324,605	199,301	$2,777,741

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the six months ended June 30, 2025, the Series did not borrow under the line of credit.

14

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments

The Series may trade in instruments including options and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2025.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2024, were as follows:

Ordinary income	$13,214,544
Long-term capital gains	3,640,310

At June 30, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$190,923,026
Unrealized appreciation	18,947,680
Unrealized depreciation	(22,591,603)
Net unrealized depreciation	$(3,643,923)

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

15

Callodine Equity Income Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 20, 2025, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”), and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management, LLC (“Rainier”), and on behalf of the Callodine Equity Income Series (the “Callodine Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between the Advisor and Callodine Capital Management, LP (“Callodine”) (such agreements collectively, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 7, 2025 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Independent legal counsel for the Independent Directors discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor, Rainier and Callodine

The Board considered the nature, extent and quality of the services provided by the Advisor, Rainier, and Callodine under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor, Rainier and Callodine’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor, Rainier and Callodine’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor, Rainier, and Callodine were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier and Callodine’s adherence to the applicable Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor, Rainier and Callodine supported the renewal of the Agreements.

Investment Performance of the Advisor, Rainier and Callodine

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor, Rainier and Callodine and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor, Rainier, and Callodine’s performance for the Series, outlining market conditions over

16

Callodine Equity Income Series

Renewal of Investment Advisory Agreement

(unaudited)

various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor, Rainier and Callodine’s performance at the May 7th working session and during prior quarterly board meetings. The Board also considered the Advisor, Rainier and Callodine’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors noted the outperformance of certain Series for various periods as compared to each Series’ benchmark and/or peer group. The Directors also expressed concerns about the investment performance of certain Series for various periods, including the Rainier Series and certain other series managed by the Advisor. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Advisor provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings, and further noted the consistent adherence of those Series to their investment mandates as disclosed to shareholders. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Rainier’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. The Directors also considered the outperformance of the Callodine Series as compared to the benchmark index and peer group. After discussion, the Directors concluded, based on the information received and the Advisor’s and Rainier’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the consistent strategy and investment results that the Advisor, Rainier and Callodine had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that as of December 31, 2024, 11 of 14 Series of the Fund were receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Advisor outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Advisor. The Board also considered the Advisor’s ongoing monitoring performed throughout the year to prevent ineligible investors from purchasing the Series’ Class W shares. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total

17

Callodine Equity Income Series

Renewal of Investment Advisory Agreement

(unaudited)

expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees, total expenses and net expense ratios for each class of each Series of the Fund and the methodology behind the comparison. At the request of the Board, the Advisor also provided asset weighted percentile rankings by Series that had been calculated using share class data and AUM as of December 31, 2024, as compared to peers. The Board considered that 9 of 14 Series were below median (with the other 5 above median) compared to peers on an asset weighted basis, with 4 of the Series in the lowest quartile or decile. The Board was also provided with information related to the sub-advisory fees for the Rainier Series and the Callodine Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund, Rainier’s services and profits with respect to services provided to the Rainier Series, and Callodine’s services and profits with respect to services provided to the Callodine Series, under the Agreements. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm-wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services payments above the Board approved fund limits, made by the Advisor, to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor, Rainier’s and Callodine’s profit margins relating to their services provided under the applicable Agreements were reasonable. The Board also concluded that the Rainier Series and the Callodine Series would need to grow in assets before Rainier and Callodine, respectively, would be able to achieve meaningful economies of scale. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor, Rainier and Callodine derive from their relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of personnel, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor, Rainier and Callodine were reasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

18

Callodine Equity Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Quarter-End

2.	Shareholder Report - Annual

3.	Shareholder Report - Semi-Annual

4.	Financial Statement and Other Information - Annual

5.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

MNCEI-06/25-SAR

19

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 16. Controls and Procedures.

(a)	Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the period covered by this report, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Not applicable for Semi-Annual Reports.

(a)(3)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant's independent public accountant during the period covered by the report.

(b)	A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer
Manning & Napier Fund, Inc.
Date: September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer
Manning & Napier Fund, Inc.
Date: September 2, 2025

/s/ Jill Peeper
Jill Peeper
Treasurer and Principal Financial Officer
Manning & Napier Fund, Inc.
Date: September 2, 2025